UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-8100

Strong Equity Funds, Inc., on behalf of Strong Advisor Large Company Core Fund, Strong Advisor Mid Cap Growth Fund, Strong Advisor Small Cap Value Fund, Strong Advisor Utilities and Energy Fund, Strong Dow 30 Value Fund, Strong Enterprise Fund, Strong Growth Fund, Strong Growth 20 Fund, Strong Index 500 Fund, Strong Large Cap Core Fund, Strong Large Company Growth Fund, Strong Mid Cap Disciplined Fund, Strong Technology 100 Fund, Strong U.S. Emerging Growth Fund and Strong Value Fund (Exact name of registrant as specified in charter)

100 Heritage Reserve
Menomonee Falls, WI 53051
(Address of principal executive offices) (Zip code)

John W. Widmer, Strong Financial Corporation
W140 N8917 Lilly Road
Menomonee Falls, WI 53051
(Name and address of agent for service)

Registrant's telephone number, including area code:  (414) 359-3400

Date of fiscal year end:  December 31, 2005

Date of reporting period:  March 31, 2005


Item 1.   Schedule of Investments

Strong Advisor Large Company Core Fund
March 31, 2005 (Unaudited)
                                                                        Shares or
                                                                        Principal
                                                                          Amount                Value
------------------------------------------------------------------------------------------------------------
Common Stocks 98.3%
Banks - Money Center 12.4%
Bank of America Corporation                                                      46,000        $  2,028,600
The Bank of New York Company, Inc.                                               97,400           2,829,470
Citigroup, Inc.                                                                  66,000           2,966,040
J.P. Morgan Chase & Company                                                      78,000           2,698,800
                                                                                       ---------------------
                                                                                                 10,522,910
Banks - Super Regional 1.4%
Fifth Third Bancorp                                                              28,000           1,203,440

Commercial Services - Advertising 2.4%
The Interpublic Group of Companies, Inc. (b)                                    168,300           2,066,724

Computer - Manufacturers 0.3%
Dell, Inc. (b)                                                                    6,800             261,256

Computer Software - Desktop 3.5%
Microsoft Corporation                                                           124,800           3,016,416

Diversified Operations 3.7%
General Electric Company                                                         87,000           3,137,220

Electrical - Equipment 3.6%
American Power Conversion Corporation                                           119,000           3,107,090

Electronics - Miscellaneous Components 5.7%
Symbol Technologies, Inc.                                                       175,000           2,535,750
Vishay Intertechnology, Inc. (b)                                                188,000           2,336,840
                                                                                       ---------------------
                                                                                                  4,872,590
Electronics - Semiconductor Manufacturing 7.5%
Intel Corporation                                                               142,000           3,298,660
Novellus Systems, Inc. (b)                                                      114,000           3,047,220
                                                                                       ---------------------
                                                                                                  6,345,880
Finance - Consumer/Commercial Loans 1.6%
MBNA Corporation                                                                 55,000           1,350,250

Finance - Investment Brokers 6.1%
Merrill Lynch & Company, Inc.                                                    34,000           1,924,400
Morgan Stanley                                                                   57,000           3,263,250
                                                                                       ---------------------
                                                                                                  5,187,650
Finance - Mortgage & Related Services 2.1%
FHLMC                                                                            16,250           1,027,000
FNMA                                                                             13,700             745,965
                                                                                       ---------------------
                                                                                                  1,772,965
Food - Miscellaneous Preparation 0.5%
General Mills, Inc.                                                               8,500             417,775

Insurance - Brokers 0.3%
Marsh & McLennan Companies, Inc.                                                  8,000             243,360

Insurance - Diversified 3.4%
American International Group, Inc.                                               51,500           2,853,615

Media - Cable TV 3.5%
Comcast Corporation Class A (Non-Voting) (b)                                     88,000           2,939,200

Media - Diversified 2.1%
Time Warner, Inc. (b)                                                           100,000           1,755,000

Media - Radio/TV 4.4%
The Walt Disney Company                                                          80,000           2,298,400
Liberty Media Corporation Class A (b)                                           140,000           1,451,800
                                                                                       ---------------------
                                                                                                  3,750,200
Medical - Biomedical/Biotechnology 3.7%
Medimmune, Inc. (b)                                                             134,000           3,190,540

Medical - Ethical Drugs 7.5%
Merck & Company, Inc.                                                            53,700           1,738,269
Pfizer, Inc.                                                                    123,000           3,231,210
Wyeth                                                                            33,500           1,413,030
                                                                                       ---------------------
                                                                                                  6,382,509
Medical - Products 2.5%
Baxter International, Inc.                                                       10,000             339,800
Boston Scientific Corporation (b)                                                60,000           1,757,400
                                                                                       ---------------------
                                                                                                  2,097,200
Oil & Gas - Field Services 1.2%
Tidewater, Inc.                                                                  26,200           1,018,132

Oil & Gas - International Integrated 6.8%
ConocoPhillips                                                                   28,050           3,024,912
Exxon Mobil Corporation                                                          46,248           2,756,381
                                                                                       ---------------------
                                                                                                  5,781,293
Retail - Clothing/Shoes 4.9%
The Gap, Inc.                                                                   134,000           2,926,560
Ross Stores, Inc.                                                                43,600           1,270,504
                                                                                       ---------------------
                                                                                                  4,197,064
Retail - Drug Stores 1.0%
CVS Corporation                                                                  16,500             868,230

Retail - Major Discount Chains 2.5%
Wal-Mart Stores, Inc.                                                            42,000           2,104,620

Telecommunications - Equipment 0.6%
Lucent Technologies, Inc. (b)                                                   190,000             522,500

Telecommunications - Wireless Equipment 3.1%
Nokia Corporation Sponsored ADR                                                 172,000           2,653,960
------------------------------------------------------------------------------------------------------------
Total Common Stocks (Cost $83,484,659)                                                           83,619,589
------------------------------------------------------------------------------------------------------------
Short-Term Investments (a) 0.5%
Repurchase Agreements
State Street Bank (Dated 3/31/05), 0.85%, Due 4/01/05 (Repurchase
proceeds $474,511); Collateralized by: United States Government &
Agency Issues                                                               $   474,500             474,500
------------------------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $474,500)                                                        474,500
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $83,959,159) 98.8%                                         84,094,089
Other Assets and Liabilities, Net 1.2%                                                              994,015
------------------------------------------------------------------------------------------------------------
Net Assets 100.0%                                                                          $     85,088,104
============================================================================================================

LEGEND
------------------------------------------------------------------------------
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b) Non-income producing security.

Percentages are stated as a percent of net assets.

Due to this fund's reorganization effective April 11, 2005 and as a result of a change in accounting service provider, industry classifications may not be consistent across all Strong equity funds.

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.

SCHEDULE OF INVESTMENTS -- March 31, 2005 (UNAUDITED)

STRONG ADVISOR MID  CAP GROWTH FUND


Shares            Security Name                                                                                        Value
Common Stocks - 95.91%

Business Services - 18.47%
          57,500  Alliance Data Systems Corporation+                                                           $         2,323,000
          13,500  Arbinet-thexchange Incorporated+                                                                         257,175
         139,200  CNET Networks Incorporated+                                                                            1,314,048
          15,200  Cogent Incorporated+                                                                                     382,736
              23  Computer Associates International Incorporated                                                               623
           6,000  Google Incorporated+                                                                                   1,083,060
          36,700  InfoSpace Incorporated+                                                                                1,498,461
          15,800  Jamdat Mobile Incorporated+                                                                              272,392
          14,100  Kanbay International Incorporated+                                                                       288,486
          48,200  Monster Worldwide Incorporated+                                                                        1,352,010
           5,400  Pixar+                                                                                                   526,770
         101,200  Quest Software Incorporated+                                                                           1,400,608
          29,000  Satyam Computer Services Limited                                                                         677,440
          31,200  Symantec Corporation+                                                                                    665,496
          11,000  Verisign Incorporated+                                                                                   315,700

                                                                                                                        12,358,005
                                                                                                              --------------------

Chemicals & Allied Products - 5.15%
          34,000  Bone Care International Incorporated+                                                                    881,960
          15,500  Conor Medsystems Incorporated+                                                                           252,495
          26,100  Eyetech Pharmaceuticals Incorporated+                                                                    717,750
           9,000  Genzyme Corporation+                                                                                     515,160
          30,000  Medicines Company+                                                                                       679,800
           7,000  Sepracor Incorporated+                                                                                   401,870

                                                                                                                         3,449,035
                                                                                                              --------------------

Communications - 4.16%
           9,000  Central European Media Enterprises Limited Class A+                                                      445,140
          10,183  j2 Global Communications Incorporated+                                                                   349,379
          46,000  Nextel Partners Incorporated Class A+                                                                  1,010,160
          17,000  NII Holdings Incorporated Class B+                                                                       977,500

                                                                                                                         2,782,179
                                                                                                              --------------------

Construction Special Trade Contractors - 0.71%
          20,800  Dycom Industries Incorporated+                                                                           478,192
                                                                                                              --------------------

Depository Institutions - 0.61%
          14,300  Euronet Worldwide Incorporated+                                                                          408,265
                                                                                                              --------------------

Educational Services - 1.52%
          23,800  Laureate Education Incorporated+                                                                       1,018,402
                                                                                                              --------------------

Electronic & Other Electrical Equipment & Components, Except Computer Equipment - 2.78%
           5,100  Harman International Industries Incorporated                                                             451,146
          10,000  L-3 Communications Holdings Incorporated                                                                 710,200
          18,300  Marvell Technology Group Limited+                                                                        701,622

                                                                                                                         1,862,968
                                                                                                              --------------------

Engineering, Accounting, Research Management & Related Services - 5.84%
          28,000  Amylin Pharmaceuticals Incorporated+                                                                     489,720
          22,988  Corporate Executive Board Company                                                                      1,470,082
           4,000  Quest Diagnostics Incorporated                                                                           420,520
          46,543  Resources Connection Incorporated+                                                                       974,145
          15,736  SFBC International Incorporated+                                                                         554,537

                                                                                                                         3,909,004
                                                                                                              --------------------

Fabricated Metal Products, Except Machinery & Transportation Equipment - 0.57%
          39,000  Jacuzzi Brands Incorporated+                                                                             380,640
                                                                                                              --------------------

Food & Kindred Products - 0.78%
          20,000  Corn Products International Incorporated                                                                 519,800
                                                                                                              --------------------

Food Stores - 1.16%
          15,000  Starbucks Corporation+                                                                                   774,900
                                                                                                              --------------------

Furniture & Fixtures - 1.53%
          29,600  Masco Corporation                                                                                      1,026,232
                                                                                                              --------------------

Health Services - 4.28%
          10,300  Shire Pharmaceuticals Group plc ADR                                                                      353,084
          29,000  Sierra Health Services Incorporated+                                                                   1,851,360
          14,800  Valeant Pharmaceuticals International                                                                    333,296
          10,600  Watson Pharmaceuticals Incorporated+                                                                     325,738

                                                                                                                         2,863,478
                                                                                                              --------------------

Hotels, Rooming Houses, Camps & Other Lodge Places - 7.75%
          35,000  Boyd Gaming Corporation                                                                                1,825,250
          15,700  Marriott International Incorporated Class A                                                            1,049,702
          16,000  Starwood Hotels & Resorts Worldwide Incorporated                                                         960,480
          19,983  Station Casinos Incorporated                                                                           1,349,852

                                                                                                                         5,185,284
                                                                                                              --------------------

Industrial & Commercial Machinery & Computer Equipment - 5.23%
          20,700  Actuant Corporation Class A+                                                                             929,844
          23,600  Apple Computer Incorporated+                                                                             983,412
           4,000  Engineered Support Systems Incorporated                                                                  214,080
          19,500  Idex Corporation                                                                                         786,825
          15,000  Pentair Incorporated                                                                                     585,000

                                                                                                                         3,499,161
                                                                                                              --------------------

Insurance Carriers - 2.73%
          35,500  HealthExtras Incorporated+                                                                               591,075
          17,000  Molina Healthcare Incorporated+                                                                          783,530
           8,000  PacifiCare Health Systems Incorporated+                                                                  455,360

                                                                                                                         1,829,965
                                                                                                              --------------------

Leather & Leather Products - 1.95%
          23,000  Coach Incorporated+                                                                                    1,302,490
                                                                                                              --------------------

Measuring, Analyzing & Controlling Instruments: Photographic, Medical & Optical Goods - 7.85%
          41,000  Advanced Medical Optics Incorporated+                                                                  1,484,610
           7,000  C.R. Bard Incorporated                                                                                   476,560
          43,623  PerkinElmer Incorporated                                                                                 899,943
          37,000  Rockwell Automation Incorporated                                                                       2,095,680
           8,700  Trimble Navigation Limited+                                                                              294,147

                                                                                                                         5,250,940
                                                                                                              --------------------

Membership Organizations - 1.58%
          21,400  Citrix Systems Incorporated+                                                                             509,748
          26,000  Regal Entertainment Group Class A+                                                                       546,780

                                                                                                                         1,056,528
                                                                                                              --------------------

Miscellaneous Retail - 2.72%
          91,000  Marvel Enterprises Incorporated+                                                                       1,820,000
                                                                                                              --------------------

Motor Freight Transportation & Warehousing - 2.47%
          22,268  Forward Air Corporation                                                                                  948,171
          12,000  Yellow Roadway Corporation+                                                                              702,480

                                                                                                                         1,650,651
                                                                                                              --------------------

Non-Depository Credit Institutions - 2.58%
          29,700  Capitalsource Incorporated+                                                                              683,100
          18,200  First Marblehead Corporation+                                                                          1,047,046

                                                                                                                         1,730,146
                                                                                                              --------------------

Oil & Gas Extraction - 1.61%
          13,300  Bill Barrett Corporation+                                                                                384,503
          21,066  XTO Energy Incorporated                                                                                  691,807

                                                                                                                         1,076,310
                                                                                                              --------------------

Personal Services - 0.45%
          14,500  Jackson Hewitt Tax Service Incorporated                                                                  303,340
                                                                                                              --------------------

Real Estate - 3.34%
          63,857  CB Richard Ellis Group Incorporated+                                                                   2,234,356
                                                                                                              --------------------

Security & Commodity Brokers, Dealers, Exchanges & Services - 0.37%
           9,250  GFI Group Incorporated+                                                                                  248,178
                                                                                                              --------------------

Transportation Equipment - 2.94%
           7,500  ITT Industries Incorporated                                                                              676,800
           6,670  Oshkosh Truck Corporation                                                                                546,873
          10,000  Textron Incorporated                                                                                     746,200

                                                                                                                         1,969,873
                                                                                                              --------------------

Transportation Services - 1.82%
          12,800  CH Robinson Worldwide Incorporated                                                                       659,584
           8,000  UTI Worldwide Incorporated                                                                               555,600

                                                                                                                         1,215,184
                                                                                                              --------------------

Water Transportation - 1.41%
          14,800  Dryships Incorporated+                                                                                   288,452
          14,600  Royal Caribbean Cruises Limited                                                                          652,474

                                                                                                                           940,926
                                                                                                              --------------------

Wholesale Trade-Durable Goods - 1.55%
          34,912  Hughes Supply Incorporated                                                                             1,038,632
                                                                                                              --------------------

Total Common Stocks (Cost $58,657,813)                                                                                  64,183,064
                                                                                                              --------------------


Short-Term Investments - 2.63%*


Mutual Fund
       1,760,319  Wells Fargo Money Market Trust~                                                                        1,760,319
                                                                                                              --------------------

Total Short-Term Investments (Cost $1,760,319)                                                                           1,760,319
                                                                                                              --------------------

Total Investments in Securities
(Cost $60,418,132)                                        98.54%                                               $        65,943,383

Other Assets and Liabilities, Net                          1.46                                                            973,655
                                                       -------                                                --------------------

Total Net Assets                                         100.00%                                               $        66,917,038
                                                       -------                                                --------------------

+   Non-income earning securities.
~ This Strong Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee for such investments.
* Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.

    Percentages are stated as a percent of net assets.

    Due to this fund's reorganization effective April 11, 2005 and as a result of a change in accounting service provider, industry classifications may not be consistent across all Strong equity funds.

    The schedule of investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

Strong Advisor Small Cap Value Fund
March 31, 2005 (Unaudited)
                                                                           Shares or
                                                                           Principal
                                                                             Amount                    Value
---------------------------------------------------------------------------------------------------------------------
Common Stocks 93.4%
Aerospace - Defense Equipment 0.2%
Evans & Sutherland Computer Corporation (b)                                     1,024,953            $     5,637,241

Auto/Truck - Original Equipment 0.2%
Dura Automotive Systems, Inc. Class A (b)                                         785,800                  3,787,556

Auto/Truck - Replacement Parts 0.4%
LKQ Corporation (b)                                                               502,560                 10,086,379

Banks - Southeast 0.5%
The Colonial BancGroup, Inc.                                                      510,100                 10,467,252

Building - Air Conditioning & Heating Products 0.6%
York International Corporation (c)                                                352,400                 13,807,032

Building - Cement/Concrete/Aggregate 0.2%
U.S. Concrete, Inc. (b)                                                           759,575                  4,762,535

Building - Construction Products/Miscellaneous 0.9%
Royal Group Technologies, Ltd. (b)                                              1,985,300                 20,944,915

Building - Heavy Construction 3.0%
Chicago Bridge & Iron Company NV (c)                                            1,604,500                 70,646,135

Building - Maintenance & Services 0.4%
ABM Industries, Inc. (c)                                                          512,710                  9,859,413

Building - Mobile/Manufacturers & RV 0.6%
Fleetwood Enterprises, Inc. (b)                                                 1,537,710                 13,378,077

Building - Paint & Allied Products 0.3%
H.B. Fuller Company (c)                                                           242,125                  7,021,625

Chemicals - Plastics 2.1%
Intertape Polymer Group, Inc. (b) (f)                                           2,732,600                 21,013,694
Intertape Polymer Group, Inc. (Acquired 9/05/03; Cost $680,073)
(CAD) (b) (d) (e)                                                                  93,000                    695,212
PolyOne Corporation (b)                                                         3,037,300                 26,971,224
                                                                                         ----------------------------

                                                                                                          48,680,130

Chemicals - Specialty 1.3%
OM Group, Inc. (b)                                                                998,900                 30,386,538

Commercial Services - Advertising 1.2%
R.H. Donnelley Corporation (b) (c)                                                495,600                 28,789,404

Commercial Services - Consulting 0.0%
Navigant Consulting, Inc. (b)                                                         100                      2,723

Commercial Services - Healthcare 0.6%
Healthcare Services Group, Inc.                                                   586,090                 14,212,682

Commercial Services - Miscellaneous 0.2%
Providence Service Corporation (b)                                                229,544                  5,338,000

Commercial Services - Security/Safety 2.7%
Armor Holdings, Inc. (b) (c)                                                      422,800                 15,681,652
DHB Industries, Inc. (b) (c)                                                      252,500                  2,222,000
The GEO Group, Inc. (b)                                                           959,410                 27,419,938
OSI Systems, Inc. (b) (c)                                                         920,350                 16,115,329
                                                                                         ----------------------------

                                                                                                          61,438,919

Commercial Services - Staffing 2.3%
CDI Corporation                                                                   394,345                  8,726,855
Cross Country Healthcare, Inc. (b)                                                481,300                  8,066,588
Kforce, Inc. (b)                                                                1,939,860                 21,319,061
MPS Group, Inc. (b)                                                             1,512,315                 15,894,431
                                                                                         ----------------------------

                                                                                                          54,006,935

Computer - Data Storage 0.1%
Iomega Corporation (b)                                                            226,210                    970,441

Computer - IT Services 0.3%
Tier Technologies, Inc. Class B (b)                                               844,700                  6,225,439

Computer - Manufacturers 0.3%
Cray, Inc. (b)                                                                  2,616,235                  6,671,399

Computer Software - Enterprise 1.4%
JDA Software Group, Inc. (b) (c)                                                1,238,000                 17,381,520
Lightbridge, Inc. (b)                                                           2,369,000                 14,332,450
TIBCO Software, Inc. (b) (c)                                                       80,000                    596,000
                                                                                         ----------------------------

                                                                                                          32,309,970

Computer Software - Medical 1.5%
IDX Systems Corporation (b) (c)                                                   988,000                 34,313,240

Containers 0.1%
Constar International, Inc. (b)                                                   577,700                  3,269,782

Electrical - Equipment 0.3%
Encore Wire Corporation (b)                                                       620,000                  6,324,000

Electronics - Contract Manufacturing 0.4%
Celestica, Inc. (b)                                                               640,200                  8,649,102

Electronics - Miscellaneous Components 0.5%
Coherent, Inc. (b) (c)                                                            359,600                 12,140,096

Electronics - Parts Distributors 0.3%
Richardson Electronics, Ltd.                                                      697,500                  7,163,325

Electronics - Scientific Measuring 0.4%
Newport Corporation (b) (c)                                                       571,600                  8,282,484

Electronics - Semiconductor Manufacturing 1.5%
Cirrus Logic, Inc. (b)                                                          2,297,400                 10,384,248
Credence Systems Corporation (b) (c)                                              956,025                  7,562,158
STATS ChipPAC, Ltd. ADR (b)                                                     1,586,147                 10,484,432
TriQuint Semiconductor, Inc. (b)                                                1,058,120                  3,576,446
Zoran Corporation (b)                                                             347,600                  3,597,660
                                                                                         ----------------------------

                                                                                                          35,604,944

Energy - Other 0.1%
Headwaters, Inc. (b) (c)                                                           46,400                  1,522,848

Finance - Equity REIT 0.6%
American Financial Realty Trust                                                   648,100                  9,481,703
Government Properties Trust, Inc.                                                 384,700                  3,831,612
                                                                                         ----------------------------

                                                                                                          13,313,315

Food - Miscellaneous Preparation 1.4%
Del Monte Foods Company (b)                                                     2,903,785                 31,506,067

Insurance - Diversified 0.1%
PXRE Group, Ltd.                                                                   97,600                  2,503,440

Insurance - Property/Casualty/Title 2.7%
Argonaut Group, Inc. (b)                                                          424,385                  9,005,450
Donegal Group, Inc. Class A                                                       346,800                  6,301,356
Endurance Specialty Holdings, Ltd. (c)                                            350,810                 13,274,650
Mercury General Corporation                                                       454,210                 25,099,645
Montpelier Re Holdings, Ltd.                                                      280,900                  9,873,635
                                                                                         ----------------------------

                                                                                                          63,554,736

Internet - E*Commerce 0.0%
Stamps.com, Inc. (b) (c)                                                           38,400                    637,440

Internet - Internet Service Provider 1.2%
EarthLink, Inc. (b)                                                             2,712,200                 24,409,800
Net2Phone, Inc. (b)                                                             1,957,395                  3,151,406
                                                                                         ----------------------------

                                                                                                          27,561,206

Leisure - Services 0.0%
Great Wolf Resorts, Inc. (b)                                                       11,500                    286,925
Pegasus Solutions, Inc. (b)                                                         1,000                     11,820
                                                                                         ----------------------------

                                                                                                             298,745

Machinery - General Industrial 1.8%
Robbins & Myers, Inc.                                                             350,800                  7,721,108
UNOVA, Inc. (b) (c)                                                             1,689,500                 34,888,175
                                                                                         ----------------------------

                                                                                                          42,609,283

Medical - Biomedical/Biotechnology 0.4%
CV Therapeutics, Inc. (b) (c)                                                     489,400                  9,964,184

Medical - Drug/Diversified 0.2%
Prestige Brands Holdings, Inc. (b)                                                282,540                  4,986,831

Medical - Generic Drugs 0.4%
Andrx Corporation (b) (c)                                                         381,100                  8,639,537

Medical - Nursing Homes 2.9%
Beverly Enterprises, Inc. (b)                                                   3,804,700                 47,102,186
Manor Care, Inc. (c)                                                              555,600                 20,201,616
                                                                                         ----------------------------

                                                                                                          67,303,802

Medical - Outpatient/Home Care 0.7%
Gentiva Health Services, Inc. (b)                                               1,003,300                 16,233,394

Medical - Products 1.3%
Allied Healthcare Products, Inc. (b)                                            1,071,529                  6,922,077
Discovery Partners International, Inc. (b)                                      1,986,800                  6,357,760
OraSure Technologies, Inc. (b)                                                  2,189,150                 16,112,144
                                                                                         ----------------------------

                                                                                                          29,391,981

Medical - Systems/Equipment 0.8%
Applera Corporation-Applied Biosystems Group (c)                                  911,900                 18,000,906

Medical/Dental - Services 0.4%
Covalent Group, Inc. (b)                                                          317,033                    729,176
Omnicare, Inc. (c)                                                                218,000                  7,728,100
                                                                                         ----------------------------

                                                                                                           8,457,276

Metal Ores - Gold/Silver 8.4%
Apex Silver Mines, Ltd. (b)                                                     2,537,000                 40,642,740
Glamis Gold, Ltd. (b) (c)                                                       3,428,300                 53,515,763
Goldcorp, Inc. (c)                                                              2,128,200                 30,241,722
Harmony Gold Mining Company, Ltd. Sponsored ADR                                 2,474,400                 19,300,320
Meridian Gold, Inc. (b) (c)                                                     1,499,000                 25,243,160
Randgold Resources, Ltd. ADR (b) (c)                                            2,102,500                 25,986,900
                                                                                         ----------------------------

                                                                                                         194,930,605

Metal Processing & Fabrication 0.3%
Webco Industries, Inc. (b)                                                        957,145                  6,929,730

Mining - Gems 0.5%
Eldorado Gold Corporation (CAD) (b)                                             1,228,000                  3,483,040
Quadra Mining, Ltd. (CAD) (b)                                                   1,307,300                  6,875,406
                                                                                         ----------------------------

                                                                                                          10,358,446

Oil & Gas - Canadian Exploration & Production 0.1%
Toreador Resources Corporation (b) (c)                                            101,500                  1,842,225

Oil & Gas - Drilling 4.3%
Grey Wolf, Inc. (b)                                                             2,280,900                 15,008,322
Helmerich & Payne, Inc. (c)                                                       536,180                 21,280,984
Parker Drilling Company (b)                                                     1,469,200                  8,447,900
Pride International, Inc. (b) (c)                                               1,199,300                 29,790,612
Transocean, Inc. (b) (c)                                                          500,500                 25,755,730
                                                                                         ----------------------------

                                                                                                         100,283,548

Oil & Gas - Field Services 9.4%
BJ Services Company (c)                                                           419,200                 21,748,096
Global Industries, Ltd. (b) (c)                                                 6,739,190                 63,348,386
Key Energy Services, Inc. (b)                                                   2,341,500                 26,857,005
Layne Christensen Company (b)                                                   1,486,292                 25,668,263
Matrix Service Company (b)                                                      1,345,434                  5,852,638
Newpark Resources, Inc. (b)                                                     4,043,860                 23,818,335
Oceaneering International, Inc. (b) (c)                                           697,360                 26,151,000
Petroleum Helicopters, Inc. (b)                                                   120,774                  3,594,355
Petroleum Helicopters, Inc. (non-voting) (b)                                      178,577                  5,357,310
Willbros Group, Inc. (b)                                                          732,600                 14,798,520
                                                                                         ----------------------------

                                                                                                         217,193,908

Oil & Gas - Machinery/Equipment 1.2%
Input/Output, Inc. (b)                                                          1,689,990                 10,900,436
Smith International, Inc. (c)                                                     286,400                 17,965,872
                                                                                         ----------------------------

                                                                                                          28,866,308

Oil & Gas - United States Exploration & Production 15.1%
Forest Oil Corporation (b) (c)                                                  1,871,100                 75,779,550
McMoRan Exploration Company (b) (c)                                             1,392,000                 27,979,200
Newfield Exploration Company (b) (c)                                              270,800                 20,109,608
Noble Energy, Inc. (c)                                                            499,000                 33,941,980
Petrohawk Energy Corporation (b)                                                1,720,000                 17,913,800
PetroQuest Energy, Inc. (b) (c)                                                   858,200                  5,698,448
Pioneer Natural Resources Company (c)                                             579,100                 24,739,152
Range Resources Corporation (c)                                                 4,654,700                108,733,792
Remington Oil & Gas Corporation (b)                                               597,800                 18,842,656
Stone Energy Corporation (b) (c)                                                  322,100                 15,644,397
                                                                                         ----------------------------

                                                                                                         349,382,583

Paper & Paper Products 1.5%
Chesapeake Corporation (c)                                                        491,680                 10,335,114
Wausau-Mosinee Paper Corporation                                                1,777,700                 25,136,678
                                                                                         ----------------------------

                                                                                                          35,471,792

Pollution Control - Services 0.8%
Calgon Carbon Corporation                                                       2,227,200                 19,020,288

Retail - Clothing/Shoes 1.4%
Foot Locker, Inc. (c)                                                             450,035                 13,186,025
Payless ShoeSource, Inc. (b)                                                      340,500                  5,376,495
Too, Inc. (b) (c)                                                                 563,200                 13,894,144
                                                                                         ----------------------------

                                                                                                          32,456,664

Retail - Miscellaneous 0.5%
Barbeques Galore, Ltd. Sponsored ADR                                              577,522                  2,376,503
Sharper Image Corporation (b) (c)                                                 562,800                  9,348,108
                                                                                         ----------------------------

                                                                                                          11,724,611

Steel - Producers 5.3%
IPSCO, Inc. (c)                                                                   763,900                 38,958,900
Roanoke Electric Steel Corporation                                                409,000                  8,458,120
Steel Dynamics, Inc. (c)                                                          929,600                 32,024,720
United States Steel Corporation (c)                                               855,700                 43,512,345
                                                                                         ----------------------------

                                                                                                         122,954,085

Steel - Specialty Alloys 1.8%
Carpenter Technology Corporation (c)                                              300,150                 17,831,911
GrafTech International, Ltd. (b)                                                4,324,030                 24,603,731
                                                                                         ----------------------------

                                                                                                          42,435,642

Telecommunications - Equipment 0.2%
ADC Telecommunications, Inc. (b)                                                2,467,851                  4,911,023

Telecommunications - Services 0.5%
Cincinnati Bell, Inc. (b)                                                       2,953,400                 12,551,950

Transportation - Airline 1.1%
Lan Airlines SA Sponsored ADR                                                     736,200                 26,208,720

Transportation - Services 0.6%
EGL, Inc. (b)                                                                     645,450                 14,716,260

Transportation - Truck 0.6%
Covenant Transport, Inc. Class A (b)                                              802,300                 14,120,480
---------------------------------------------------------------------------------------------------------------------
Total Common Stocks (Cost $1,449,092,070)                                                              2,168,021,572
---------------------------------------------------------------------------------------------------------------------

Short-Term Investments (a) 7.1%
Repurchase Agreements
ABN AMRO Inc. (Dated 3/31/05), 2.47%, Due 4/01/05 (Repurchase
proceeds $164,411,280); Collateralized by: United States
Government & Agency Issues                                                    164,400,000                164,400,000
State Street Bank (Dated 3/31/05), 0.85%, Due 4/01/05
(Repurchase proceeds $966,523); Collateralized by: United States
Government & Agency Issues                                                        966,500                    966,500
---------------------------------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $165,366,500)                                                         165,366,500
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $1,614,458,570) 100.5%                                           2,333,388,072
Other Assets and Liabilities, Net (0.5%)                                                                (12,485,019)
---------------------------------------------------------------------------------------------------------------------
Net Assets 100.0%                                                                                  $   2,320,903,053
=====================================================================================================================

---------------------------------------------------------------------------------------------------------------------
WRITTEN CALL OPTIONS DETAIL
---------------------------------------------------------------------------------------------------------------------

                                                                        Contracts
                                                                     (100 shares per
                                                                        contract)                  Value
---------------------------------------------------------------------------------------------------------------------
ABM Industries, Inc.
(Strike Price is $22.50. Expiration date is 7/15/05. Premium
received is $11,200.)                                                      100              $     (1,000)

Andrx Corporation
(Strike Price is $22.50. Expiration date is 4/15/05. Premium
received is $49,598.)                                                      300                   (19,500)
(Strike Price is $22.50. Expiration date is 5/20/05. Premium
received is $14,199.)                                                      100                   (13,000)
(Strike Price is $22.50. Expiration date is 6/17/05. Premium
received is $40,399.)                                                      200                   (31,500)
(Strike Price is $25.00. Expiration date is 6/17/05. Premium
received is $10,200.)                                                      100                    (5,500)

Applera Corporation-Applied Biosystems Group
(Strike Price is $20.00. Expiration date is 5/20/05. Premium
received is $7,400.)                                                       100                    (7,000)
(Strike Price is $20.00. Expiration date is 6/17/05. Premium
received is $135,495.)                                                   1,000                   (82,500)

Armor Holdings, Inc.
(Strike Price is $40.00. Expiration date is 5/20/05. Premium
received is $44,454.)                                                      200                   (18,000)
(Strike Price is $45.00. Expiration date is 8/19/05. Premium
received is $81,747.)                                                      250                   (23,750)

BJ Services Company
(Strike Price is $47.50. Expiration date is 4/15/05. Premium
received is $48,048.)                                                      150                   (68,250)
(Strike Price is $50.00. Expiration date is 4/15/05. Premium
received is $276,389.)                                                   1,150                  (276,000)
(Strike Price is $55.00. Expiration date is 4/15/05. Premium
received is $5,350.)                                                        50                    (1,500)
(Strike Price is $50.00. Expiration date is 5/20/05. Premium
received is $33,699.)                                                      100                   (36,000)
(Strike Price is $55.00. Expiration date is 5/20/05. Premium
received is $11,700.)                                                      100                   (13,250)
(Strike Price is $50.00. Expiration date is 7/15/05. Premium
received is $125,446.)                                                     350                  (166,250)
(Strike Price is $55.00. Expiration date is 7/15/05. Premium
received is $31,299.)                                                      150                   (35,250)
(Strike Price is $60.00. Expiration date is 10/21/05. Premium
received is $19,699.)                                                      100                   (21,500)

CV Therapeutics, Inc.
(Strike Price is $20.00. Expiration date is 4/15/05. Premium
received is $226,094.)                                                     800                  (136,000)
(Strike Price is $22.50. Expiration date is 4/15/05. Premium
received is $7,900.)                                                       100                    (6,750)
(Strike Price is $30.00. Expiration date is 7/15/05. Premium
received is $58,803.)                                                      150                   (22,500)

Carpenter Technology Corporation
(Strike Price is $60.00. Expiration date is 5/20/05. Premium
received is $110,946.)                                                     350                  (120,750)
(Strike Price is $60.00. Expiration date is 6/17/05. Premium
received is $1,150,889.)                                                 1,525                  (686,250)

Chesapeake Corporation
(Strike Price is $20.00. Expiration date is 8/19/05. Premium
received is $48,398.)                                                      200                   (38,500)
(Strike Price is $22.50. Expiration date is 8/19/05. Premium
received is $53,498.)                                                      500                   (38,750)

Chicago Bridge & Iron Company NV
(Strike Price is $35.00. Expiration date is 4/15/05. Premium
received is $110,811.)                                                     267                  (238,965)
(Strike Price is $40.00. Expiration date is 4/15/05. Premium
received is $11,430.)                                                       90                   (37,800)
(Strike Price is $45.00. Expiration date is 4/15/05. Premium
received is $18,199.)                                                      100                    (8,000)
(Strike Price is $45.00. Expiration date is 7/15/05. Premium
received is $20,699.)                                                      100                   (27,750)

Coherent, Inc.
(Strike Price is $30.00. Expiration date is 5/20/05. Premium
received is $18,699.)                                                      100                   (42,000)
(Strike Price is $35.00. Expiration date is 8/19/05. Premium
received is $41,399.)                                                      200                   (43,000)

Credence Systems Corporation
(Strike Price is $7.50. Expiration date is 5/20/05. Premium
received is $25,249.)                                                      125                   (10,625)

DHB Industries, Inc.
(Strike Price is $15.00. Expiration date is 4/15/05. Premium
received is $63,467.)                                                      350                      (875)

R.H. Donnelley Corporation
(Strike Price is $55.00. Expiration date is 5/20/05. Premium
received is $174,595.)                                                     300                  (117,000)
(Strike Price is $60.00. Expiration date is 5/20/05. Premium
received is $154,345.)                                                     550                   (50,875)
(Strike Price is $65.00. Expiration date is 5/20/05. Premium
received is $13,200.)                                                      100                    (1,250)
(Strike Price is $60.00. Expiration date is 8/19/05. Premium
received is $46,398.)                                                      200                   (47,000)

Endurance Specialty Holdings, Ltd.
(Strike Price is $35.00. Expiration date is 7/15/05. Premium
received is $32,699.)                                                      100                   (35,000)

Foot Locker, Inc.
(Strike Price is $25.00. Expiration date is 5/20/05. Premium
received is $107,797.)                                                     400                  (174,000)

Forest Oil Corporation
(Strike Price is $30.00. Expiration date is 5/20/05. Premium
received is $192,795.)                                                     400                  (426,000)
(Strike Price is $35.00. Expiration date is 5/20/05. Premium
received is $175,194.)                                                     600                  (360,000)
(Strike Price is $40.00. Expiration date is 5/20/05. Premium
received is $72,094.)                                                      600                  (136,500)
(Strike Price is $45.00. Expiration date is 5/20/05. Premium
received is $25,399.)                                                      200                    (9,500)
(Strike Price is $40.00. Expiration date is 8/19/05. Premium
received is $99,766.)                                                      450                  (164,250)
(Strike Price is $45.00. Expiration date is 8/19/05. Premium
received is $27,899.)                                                      200                   (32,000)

H.B. Fuller Company
(Strike Price is $25.00. Expiration date is 5/20/05. Premium
received is $442,889.)                                                   1,450                  (594,500)

Glamis Gold, Ltd.
(Strike Price is $17.50. Expiration date is 5/20/05. Premium
received is $62,132.)                                                      400                   (11,000)
(Strike Price is $20.00. Expiration date is 5/20/05. Premium
received is $86,443.)                                                      485                    (4,850)
(Strike Price is $20.00. Expiration date is 8/19/05. Premium
received is $12,952.)                                                      100                    (3,750)

Global Industries, Ltd.
(Strike Price is $10.00. Expiration date is 6/17/05. Premium
received is $19,399.)                                                      200                   (11,500)

Goldcorp, Inc.
(Strike Price is $15.00. Expiration date is 4/15/05. Premium
received is $36,999.)                                                      500                    (6,250)
(Strike Price is $15.00. Expiration date is 7/15/05. Premium
received is $11,300.)                                                      100                    (6,750)

Headwaters, Inc.
(Strike Price is $30.00. Expiration date is 5/20/05. Premium
received is $128,216.)                                                     400                  (146,000)
(Strike Price is $35.00. Expiration date is 5/20/05. Premium
received is $8,868.)                                                        64                    (6,080)

Helmerich & Payne, Inc.
(Strike Price is $35.00. Expiration date is 6/17/05. Premium
received is $236,492.)                                                     500                  (265,000)
(Strike Price is $40.00. Expiration date is 6/17/05. Premium
received is $188,094.)                                                   1,050                  (220,500)
(Strike Price is $40.00. Expiration date is 9/16/05. Premium
received is $32,549.)                                                      150                   (46,500)

IDX Systems Corporation
(Strike Price is $35.00. Expiration date is 4/15/05. Premium
received is $15,199.)                                                      100                    (7,500)
(Strike Price is $35.00. Expiration date is 5/20/05. Premium
received is $157,433.)                                                     750                  (116,250)

IPSCO, Inc.
(Strike Price is $55.00. Expiration date is 5/20/05. Premium
received is $39,399.)                                                      200                   (35,500)

JDA Software Group, Inc.
(Strike Price is $15.00. Expiration date is 4/15/05. Premium
received is $14,100.)                                                      150                    (1,875)
(Strike Price is $12.50. Expiration date is 7/15/05. Premium
received is $45,398.)                                                      200                   (45,500)

Manor Care, Inc.
(Strike Price is $35.00. Expiration date is 8/19/05. Premium
received is $28,199.)                                                      100                   (29,500)

McMoRan Exploration Company
(Strike Price is $20.00. Expiration date is 4/15/05. Premium
received is $17,199.)                                                      100                    (7,750)
(Strike Price is $20.00. Expiration date is 5/20/05. Premium
received is $78,297.)                                                      400                   (53,000)
(Strike Price is $22.50. Expiration date is 5/20/05. Premium
received is $138,595.)                                                     700                   (40,250)

Meridian Gold, Inc.
(Strike Price is $17.50. Expiration date is 4/15/05. Premium
received is $21,199.)                                                      100                    (3,500)
(Strike Price is $20.00. Expiration date is 4/15/05. Premium
received is $11,700.)                                                      100                      (250)
(Strike Price is $17.50. Expiration date is 5/20/05. Premium
received is $11,850.)                                                      150                   (12,750)
(Strike Price is $22.50. Expiration date is 7/15/05. Premium
received is $23,399.)                                                      200                    (5,500)

Newfield Exploration Company
(Strike Price is $70.00. Expiration date is 4/15/05. Premium
received is $38,699.)                                                      100                   (48,000)
(Strike Price is $75.00. Expiration date is 4/15/05. Premium
received is $31,787.)                                                      150                   (22,875)
(Strike Price is $75.00. Expiration date is 5/20/05. Premium
received is $31,699.)                                                      100                   (31,250)
(Strike Price is $65.00. Expiration date is 6/17/05. Premium
received is $63,398.)                                                      200                  (214,000)
(Strike Price is $70.00. Expiration date is 6/17/05. Premium
received is $83,547.)                                                      150                  (103,500)
(Strike Price is $75.00. Expiration date is 6/17/05. Premium
received is $73,673.)                                                      275                  (107,250)
(Strike Price is $80.00. Expiration date is 6/17/05. Premium
received is $27,299.)                                                      150                   (29,625)

Newport Corporation
(Strike Price is $15.00. Expiration date is 5/20/05. Premium
received is $18,899.)                                                      350                   (18,375)

Noble Energy, Inc.
(Strike Price is $65.00. Expiration date is 4/15/05. Premium
received is $30,299.)                                                      150                   (51,750)
(Strike Price is $70.00. Expiration date is 4/15/05. Premium
received is $16,199.)                                                      100                    (7,500)
(Strike Price is $55.00. Expiration date is 5/20/05. Premium
received is $161,395.)                                                     200                  (264,000)
(Strike Price is $60.00. Expiration date is 5/20/05. Premium
received is $102,847.)                                                     250                  (211,250)
(Strike Price is $65.00. Expiration date is 5/20/05. Premium
received is $125,046.)                                                     400                  (178,000)
(Strike Price is $70.00. Expiration date is 5/20/05. Premium
received is $52,348.)                                                      300                   (55,500)
(Strike Price is $70.00. Expiration date is 8/19/05. Premium
received is $10,850.)                                                       50                   (18,500)
(Strike Price is $75.00. Expiration date is 8/19/05. Premium
received is $19,199.)                                                      100                   (20,000)

OSI Systems, Inc.
(Strike Price is $22.50. Expiration date is 4/15/05. Premium
received is $31,399.)                                                      200                    (1,500)
(Strike Price is $17.50. Expiration date is 7/15/05. Premium
received is $14,699.)                                                      100                   (15,250)
(Strike Price is $20.00. Expiration date is 7/15/05. Premium
received is $14,549.)                                                      150                   (10,500)

Oceaneering International, Inc.
(Strike Price is $35.00. Expiration date is 4/15/05. Premium
received is $132,396.)                                                     450                  (121,500)
(Strike Price is $40.00. Expiration date is 4/15/05. Premium
received is $83,598.)                                                      550                    (5,500)
(Strike Price is $40.00. Expiration date is 7/15/05. Premium
received is $74,647.)                                                      450                   (59,625)

Omnicare, Inc.
(Strike Price is $30.00. Expiration date is 4/15/05. Premium
received is $21,699.)                                                      100                   (55,500)
(Strike Price is $32.50. Expiration date is 4/15/05. Premium
received is $19,399.)                                                      200                   (63,000)
(Strike Price is $35.00. Expiration date is 5/20/05. Premium
received is $20,699.)                                                      100                   (21,250)
(Strike Price is $32.50. Expiration date is 6/17/05. Premium
received is $34,699.)                                                      100                   (41,000)
(Strike Price is $37.50. Expiration date is 6/17/05. Premium
received is $12,700.)                                                      100                   (13,250)

PetroQuest Energy, Inc.
(Strike Price is $7.50. Expiration date is 7/15/05. Premium
received is $22,461.)                                                      200                   (10,000)

Pioneer Natural Resources Company
(Strike Price is $35.00. Expiration date is 6/17/05. Premium
received is $27,699.)                                                      100                   (82,000)
(Strike Price is $40.00. Expiration date is 6/17/05. Premium
received is $43,399.)                                                      200                   (80,000)
(Strike Price is $45.00. Expiration date is 6/17/05. Premium
received is $10,700.)                                                      100                   (12,500)
(Strike Price is $40.00. Expiration date is 9/16/05. Premium
received is $262,341.)                                                     550                  (283,250)
(Strike Price is $45.00. Expiration date is 9/16/05. Premium
received is $23,199.)                                                      100                   (25,250)

Pride International, Inc.
(Strike Price is $22.50. Expiration date is 4/15/05. Premium
received is $72,298.)                                                      400                   (96,000)
(Strike Price is $25.00. Expiration date is 4/15/05. Premium
received is $9,700.)                                                       100                    (6,250)
(Strike Price is $25.00. Expiration date is 7/15/05. Premium
received is $39,499.)                                                      250                   (45,625)

Randgold Resources, Ltd. ADR
(Strike Price is $12.50. Expiration date is 6/17/05. Premium
received is $35,399.)                                                      400                   (39,000)
(Strike Price is $15.00. Expiration date is 6/17/05. Premium
received is $6,900.)                                                       100                    (2,250)

Range Resources Corporation
(Strike Price is $25.00. Expiration date is 6/17/05. Premium
received is $30,299.)                                                      150                   (15,375)
(Strike Price is $25.00. Expiration date is 9/16/05. Premium
received is $191,994.)                                                   1,000                  (182,500)

Sharper Image Corporation
(Strike Price is $17.50. Expiration date is 5/20/05. Premium
received is $17,549.)                                                      150                    (9,750)

Smith International, Inc.
(Strike Price is $60.00. Expiration date is 4/15/05. Premium
received is $116,046.)                                                     400                  (130,000)
(Strike Price is $65.00. Expiration date is 4/15/05. Premium
received is $133,496.)                                                     750                   (48,750)
(Strike Price is $60.00. Expiration date is 5/20/05. Premium
received is $53,548.)                                                      150                   (68,250)
(Strike Price is $65.00. Expiration date is 5/20/05. Premium
received is $25,049.)                                                      150                   (28,500)
(Strike Price is $65.00. Expiration date is 7/15/05. Premium
received is $117,153.)                                                     400                  (128,000)
(Strike Price is $70.00. Expiration date is 7/15/05. Premium
received is $48,248.)                                                      250                   (38,125)

Stamps.com, Inc.
(Strike Price is $12.50. Expiration date is 8/19/05. Premium
received is $236,920.)                                                     384                  (186,240)

Steel Dynamics, Inc.
(Strike Price is $35.00. Expiration date is 5/20/05. Premium
received is $176,795.)                                                     400                  (108,000)

Stone Energy Corporation
(Strike Price is $50.00. Expiration date is 5/20/05. Premium
received is $30,399.)                                                      200                   (33,000)
(Strike Price is $50.00. Expiration date is 6/17/05. Premium
received is $134,696.)                                                     600                  (136,500)
(Strike Price is $50.00. Expiration date is 9/16/05. Premium
received is $69,398.)                                                      200                   (72,000)
(Strike Price is $55.00. Expiration date is 9/16/05. Premium
received is $35,399.)                                                      200                   (40,000)

TIBCO Software, Inc.
(Strike Price is $7.50. Expiration date is 5/20/05. Premium
received is $5,900.)                                                       100                    (4,250)
(Strike Price is $10.00. Expiration date is 5/20/05. Premium
received is $103,497.)                                                     500                    (1,250)

Too, Inc.
(Strike Price is $25.00. Expiration date is 5/20/05. Premium
received is $29,999.)                                                      300                   (39,750)

Toreador Resources Corporation
(Strike Price is $17.50. Expiration date is 6/17/05. Premium
received is $63,598.)                                                      300                   (69,000)
(Strike Price is $20.00. Expiration date is 6/17/05. Premium
received is $11,200.)                                                      100                   (11,750)

Transocean, Inc.
(Strike Price is $50.00. Expiration date is 4/15/05. Premium
received is $9,700.)                                                       100                   (23,250)
(Strike Price is $40.00. Expiration date is 5/20/05. Premium
received is $21,849.)                                                       50                   (58,750)
(Strike Price is $45.00. Expiration date is 5/20/05. Premium
received is $173,850.)                                                     550                  (404,250)
(Strike Price is $50.00. Expiration date is 5/20/05. Premium
received is $100,347.)                                                     425                  (155,125)
(Strike Price is $50.00. Expiration date is 8/19/05. Premium
received is $25,349.)                                                       50                   (28,000)
(Strike Price is $55.00. Expiration date is 8/19/05. Premium
received is $95,297.)                                                      400                  (132,000)

United States Steel Corporation
(Strike Price is $50.00. Expiration date is 5/20/05. Premium
received is $274,391.)                                                     700                  (283,500)
(Strike Price is $50.00. Expiration date is 7/15/05. Premium
received is $439,485.)                                                     500                  (282,500)
(Strike Price is $55.00. Expiration date is 7/15/05. Premium
received is $907,620.)                                                   2,450                  (845,250)
(Strike Price is $60.00. Expiration date is 7/15/05. Premium
received is $559,089.)                                                   1,550                  (313,875)
(Strike Price is $65.00. Expiration date is 7/15/05. Premium
received is $134,396.)                                                     450                   (51,750)

UNOVA, Inc.
(Strike Price is $22.50. Expiration date is 6/17/05. Premium
received is $45,498.)                                                      250                   (23,750)
(Strike Price is $25.00. Expiration date is 6/17/05. Premium
received is $107,682.)                                                     525                   (19,688)
(Strike Price is $22.50. Expiration date is 9/16/05. Premium
received is $39,299.)                                                      150                   (48,750)
(Strike Price is $25.00. Expiration date is 9/16/05. Premium
received is $31,399.)                                                      200                   (19,500)

York International Corporation
(Strike Price is $35.00. Expiration date is 5/20/05. Premium
received is $196,449.)                                                     600                  (273,000)
(Strike Price is $40.00. Expiration date is 5/20/05. Premium
received is $33,837.)                                                      300                   (33,750)
(Strike Price is $35.00. Expiration date is 8/19/05. Premium
received is $93,397.)                                                      200                  (107,000)
(Strike Price is $40.00. Expiration date is 8/19/05. Premium
received is $52,098.)                                                      300                   (67,500)
                                                                 ----------------------------------------------------
                                                                        46,665              $(12,506,998)

LEGEND
------------------------------------------------------------------------------
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b) Non-income producing security.
(c) All or a portion of this security is held in conjunction with open written options contracts.
(d) Restricted and Illiquid security.
(e) Security trades in foreign currency and is converted to U.S. dollars daily using current exchange rates.
(f) Affiliated issuer.

Percentages are stated as a percent of net assets.

Due to this fund's reorganization effective April 11, 2005 and as a result of a change in accounting service provider, industry classifications may not be consistent across all Strong equity funds.

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.

SCHEDULE OF INVESTMENTS -- March 31, 2005 (UNAUDITED)

STRONG ADVISOR UTILITIES AND ENERGY FUND


Shares            Security Name                                                                                        Value
Common Stocks - 89.35%

Chemicals & Allied Products - 8.17%
           1,600  Air Products & Chemicals Incorporated                                                        $           101,264
           1,800  Du Pont (E.I.) de Nemours & Company                                                                       92,232

                                                                                                                           193,496
                                                                                                              --------------------

Communications - 13.22%
           1,900  Alltel Corporation                                                                                       104,215
           4,400  SBC Communications Incorporated                                                                          104,236
           2,950  Verizon Communications Incorporated                                                                      104,725

                                                                                                                           313,176
                                                                                                              --------------------

Electric, Gas & Sanitary Services - 32.83%
           1,850  American Electric Power Company Incorporated                                                              63,011
           1,400  Dominion Resources Incorporated                                                                          104,202
           2,700  Edison International                                                                                      93,744
           2,300  Exelon Corporation                                                                                       105,547
           2,500  FirstEnergy Corporation                                                                                  104,875
           2,600  FPL Group Incorporated                                                                                   104,390
           3,200  Oneok Incorporated                                                                                        98,624
           1,900  Public Service Enterprise Group Incorporated                                                             103,341

                                                                                                                           777,734
                                                                                                              --------------------

Electronic & Other Electrical Equipment & Components, Except Computer Equipment - 4.41%
           2,900  General Electric Company                                                                                 104,574
                                                                                                              --------------------

Oil & Gas Extraction - 6.49%
           1,000  Anadarko Petroleum Corporation                                                                            76,100
           1,100  Schlumberger Limited                                                                                      77,528

                                                                                                                           153,628
                                                                                                              --------------------

Petroleum Refining & Related Industries - 19.99%
           1,600  BP plc ADR                                                                                                99,840
           1,450  ChevronTexaco Corporation                                                                                 84,550
             850  ConocoPhillips                                                                                            91,664
           1,600  ExxonMobil Corporation                                                                                    95,360
           1,700  Royal Dutch Petroleum Company                                                                            102,068

                                                                                                                           473,482
                                                                                                              --------------------

Transportation Equipment - 4.24%
           2,700  Honeywell International Incorporated                                                                     100,467
                                                                                                              --------------------

Total Common Stocks (Cost $1,955,735)                                                                                    2,116,557
                                                                                                              --------------------


Short-Term Investments - 7.78%*


Mutual Fund
         184,168  Wells Fargo Money Market Trust~                                                                          184,168
                                                                                                              --------------------

Total Short-Term Investments (Cost $184,168)                                                                               184,168
                                                                                                              --------------------

Total Investments in Securities
(Cost $2,139,903)                                         97.13%                                               $         2,300,725

Other Assets and Liabilities, Net                          2.87                                                             67,874
                                                       -------                                                --------------------

Total Net Assets                                         100.00%                                               $         2,368,599
                                                       -------                                                --------------------

~ This Strong Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee for such investments.
* Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.

    Percentages are stated as a percent of net assets.

    Due to this fund's reorganization effective April 11, 2005 and as a result of a change in accounting service provider, industry classifications may not be consistent across all Strong equity funds.

    The schedule of investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

Strong Dow 30 Value Fund
March 31, 2005 (Unaudited)
                                                                        Shares or
                                                                        Principal
                                                                          Amount             Value
-------------------------------------------------------------------------------------------------------
Common Stocks 99.1%
Aerospace - Defense 4.9%
The Boeing Company                                                            51,600       $ 3,016,536

Auto Manufacturer 2.9%
General Motors Corporation                                                    60,800         1,786,912

Banks - Money Center 8.4%
Citigroup, Inc.                                                               84,800         3,810,912
J.P. Morgan Chase & Company                                                   39,500         1,366,700
                                                                                    -------------------
                                                                                             5,177,612
Beverages - Soft Drinks 1.6%
The Coca-Cola Company                                                         23,000           958,410

Computer - IT Services 5.5%
International Business Machines Corporation                                   37,300         3,408,474

Computer - Manufacturers 0.8%
Hewlett-Packard Company                                                       23,200           509,008

Computer Software - Desktop 2.8%
Microsoft Corporation                                                         70,100         1,694,317

Cosmetics - Personal Care 4.4%
The Procter & Gamble Company                                                  51,300         2,718,900

Diversified Operations 20.1%
3M Co.                                                                        32,500         2,784,925
E.I. Du Pont de Nemours & Company                                             46,700         2,392,908
General Electric Company                                                      23,200           836,592
Honeywell International, Inc.                                                 70,100         2,608,421
United Technologies Corporation                                               36,800         3,741,088
                                                                                    -------------------
                                                                                            12,363,934
Electronics - Semiconductor Manufacturing 0.9%
Intel Corporation                                                             23,200           538,936

Financial Services - Miscellaneous 3.9%
American Express Company                                                      46,700         2,398,979

Insurance - Diversified 4.8%
American International Group, Inc.                                            53,300         2,953,353

Machinery - Construction/Mining 3.4%
Caterpillar, Inc.                                                             23,000         2,103,120

Media - Radio/TV 1.1%
The Walt Disney Company                                                       23,200           666,536

Medical - Drug/Diversified 2.5%
Johnson & Johnson                                                             23,200         1,558,112

Medical - Ethical Drugs 2.2%
Merck & Company, Inc.                                                         23,200           750,984
Pfizer, Inc.                                                                  23,200           609,464
                                                                                    -------------------
                                                                                             1,360,448
Metal Ores - Miscellaneous 4.4%
Alcoa, Inc.                                                                   89,300         2,713,827

Oil & Gas - International Integrated 11.7%
Exxon Mobil Corporation                                                      121,200         7,223,520

Retail - Major Discount Chains 1.9%
Wal-Mart Stores, Inc.                                                         23,200         1,162,552

Retail - Restaurants 2.4%
McDonald's Corporation                                                        46,700         1,454,238

Retail/Wholesale - Building Products 1.4%
The Home Depot, Inc.                                                          23,200           887,168

Telecommunications - Services 2.2%
SBC Communications, Inc.                                                      23,200           549,608
Verizon Communications, Inc.                                                  23,200           823,600
                                                                                    -------------------
                                                                                             1,373,208
Tobacco 4.9%
Altria Group, Inc.                                                            46,500         3,040,635
                                                                 --------------------------------------
Total Common Stocks (Cost $51,544,398)                                                      61,068,735
                                                                 --------------------------------------
Short-Term Investments (a) 0.8%
Repurchase Agreements
State Street Bank (Dated 3/31/05), 0.85%, Due 4/01/05
(Repurchase proceeds $483,211); Collateralized by: United States
Government & Agency Issues                                               $   483,200           483,200
-------------------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $483,200)                                                   483,200
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $52,027,598) 99.9%                                    61,551,935
Other Assets and Liabilities, Net 0.1%                                                          42,037
-------------------------------------------------------------------------------------------------------
Net Assets 100.0%                                                                       $   61,593,972
=======================================================================================================

LEGEND
------------------------------------------------------------------------------
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.

Percentages are stated as a percent of net assets.

Due to this fund's reorganization effective April 11, 2005 and as a result of a change in accounting service provider, industry classifications may not be consistent across all Strong equity funds.

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.


SCHEDULE OF INVESTMENTS -- March 31, 2005 (UNAUDITED)

STRONG ENTERPRISE FUND


Shares            Security Name                                                                                        Value
Common Stocks - 98.99%

Amusement & Recreation Services - 1.26%
          48,700  Harrah's Entertainment Incorporated                                                          $         3,145,046
                                                                                                              --------------------

Apparel & Accessory Stores - 1.57%
          68,800  Abercrombie & Fitch Company Class A                                                                    3,938,112
                                                                                                              --------------------

Business Services - 15.38%
         268,215  Check Point Software Technologies Limited+                                                             5,830,994
         184,600  Cogent Incorporated+                                                                                   4,648,228
          40,700  Cognizant Technology Solutions Corporation+                                                            1,880,340
          88,600  Cognos Incorporated+                                                                                   3,715,884
             290  Computer Associates International Incorporated                                                             7,859
          27,000  DST Systems Incorporated+                                                                              1,246,860
          36,400  F5 Networks Incorporated+                                                                              1,837,836
          44,700  Getty Images Incorporated+                                                                             3,178,617
          94,390  Juniper Networks Incorporated+                                                                         2,082,243
          89,943  Macromedia Incorporated+                                                                               3,013,091
         131,300  Monster Worldwide Incorporated+                                                                        3,682,965
         473,096  TIBCO Software Incorporated+                                                                           3,524,565
          47,986  Valueclick Incorporated+                                                                                 509,132
         117,000  Verisign Incorporated+                                                                                 3,357,900

                                                                                                                        38,516,514
                                                                                                              --------------------

Chemicals & Allied Products - 4.21%
         167,749  Digene Corporation+                                                                                    3,480,792
          70,355  Genzyme Corporation+                                                                                   4,027,120
          85,100  Gilead Sciences Incorporated+                                                                          3,046,580

                                                                                                                        10,554,492
                                                                                                              --------------------

Communications - 7.64%
         218,100  Crown Castle International Corporation+                                                                3,502,686
          98,900  Equinix Incorporated+                                                                                  4,187,426
         226,460  Nextel Partners Incorporated Class A+                                                                  4,973,061
         112,380  NII Holdings Incorporated Class B+                                                                     6,461,850

                                                                                                                        19,125,023
                                                                                                              --------------------

Depository Institutions - 3.29%
         118,400  Marshall & Ilsley Corporation                                                                          4,943,200
         119,150  North Fork Bancorporation Incorporated                                                                 3,305,221

                                                                                                                         8,248,421
                                                                                                              --------------------

Electric, Gas & Sanitary Services - 2.39%
         318,100  Williams Companies Incorporated                                                                        5,983,461
                                                                                                              --------------------

Electronic & Other Electrical Equipment & Components, Except Computer Equipment - 9.06%
          41,800  Broadcom Corporation Class A+                                                                          1,250,656
          45,900  Cree Incorporated+                                                                                       998,325
          53,290  Harman International Industries Incorporated                                                           4,714,033
         176,000  Marvell Technology Group Limited+                                                                      6,747,840
         127,200  Network Appliance Incorporated+                                                                        3,518,352
         126,200  Tessera Technologies Incorporated+                                                                     5,455,626

                                                                                                                        22,684,832
                                                                                                              --------------------

Engineering, Accounting, Research Management & Related Services - 1.13%
          27,000  Quest Diagnostics Incorporated                                                                         2,838,510
                                                                                                              --------------------

Food & Kindred Products - 2.24%
          33,300  Molson Coors Brewing Company                                                                           2,569,761
          46,400  WM Wrigley Jr Company                                                                                  3,042,448

                                                                                                                         5,612,209
                                                                                                              --------------------

Health Services - 1.48%
          68,650  Community Health Systems+                                                                              2,396,571
          36,100  Manor Care Incorporated                                                                                1,312,596

                                                                                                                         3,709,167
                                                                                                              --------------------

Home Furniture, Furnishings & Equipment Stores - 1.35%
          91,900  Williams-Sonoma Incorporated+                                                                          3,377,325
                                                                                                              --------------------

Hotels, Rooming Houses, Camps & Other Lodge Places - 2.08%
          77,900  Marriott International Incorporated Class A                                                            5,208,394
                                                                                                              --------------------

Industrial & Commercial Machinery & Computer Equipment - 3.72%
          91,900  Grant Prideco Incorporated+                                                                            2,220,304
          84,940  Research In Motion Limited+                                                                            6,491,115
          29,400  UNOVA Incorporated+                                                                                      607,110

                                                                                                                         9,318,529
                                                                                                              --------------------

Insurance Carriers - 4.12%
          84,700  PacifiCare Health Systems Incorporated+                                                                4,821,124
          43,805  WellPoint Incorporated+                                                                                5,490,957

                                                                                                                        10,312,081
                                                                                                              --------------------

Leather & Leather Products - 1.27%
          56,120  Coach Incorporated+                                                                                    3,178,076
                                                                                                              --------------------

Measuring, Analyzing & Controlling Instruments: Photographic, Medical & Optical Goods - 5.32%
          45,000  Advanced Medical Optics Incorporated+                                                                  1,629,450
         178,300  American Medical Systems Holdings Incorporated+                                                        3,063,194
          59,270  Dentsply International Incorporated                                                                    3,224,881
          94,970  Fisher Scientific International Incorporated+                                                          5,405,692

                                                                                                                        13,323,217
                                                                                                              --------------------

Metal Mining - 2.82%
         214,682  Pan American Silver Corporation+                                                                       3,403,783
         225,590  Placer Dome Incorporated                                                                               3,659,070

                                                                                                                         7,062,853
                                                                                                              --------------------

Miscellaneous Retail - 6.55%
         318,957  Marvel Enterprises Incorporated+                                                                       6,379,140
          95,500  Michaels Stores Incorporated                                                                           3,466,650
          91,462  Petsmart Incorporated                                                                                  2,629,532
         155,710  Priceline.com Incorporated+                                                                            3,923,892

                                                                                                                        16,399,214
                                                                                                              --------------------

Oil & Gas Extraction - 8.88%
          80,600  Canadian Natural Resources Limited                                                                     4,579,692
         249,110  Chesapeake Energy Corporation                                                                          5,465,474
          57,690  Ensco International Incorporated                                                                       2,172,605
          18,400  Noble Energy Incorporated                                                                              1,251,568
         107,400  Pride International Incorporated+                                                                      2,667,816
         118,500  Transocean Incorporated+                                                                               6,098,010

                                                                                                                        22,235,165
                                                                                                              --------------------

Paper & Allied Products - 0.52%
          55,400  Pactiv Corporation+                                                                                    1,293,590
                                                                                                              --------------------

Primary Metal Industries - 1.57%
          51,200  Precision Castparts Corporation                                                                        3,942,912
                                                                                                              --------------------

Real Estate - 1.54%
          57,400  St. Joe Company                                                                                        3,863,020
                                                                                                              --------------------

Security & Commodity Brokers, Dealers, Exchanges & Services - 0.96%
         235,800  Ameritrade Holding Corporation+                                                                        2,407,518
                                                                                                              --------------------

Transportation By Air - 1.27%
         223,800  Southwest Airlines Company                                                                             3,186,912
                                                                                                              --------------------

Transportation Equipment - 1.54%
          80,700  Autoliv Incorporated                                                                                   3,845,355
                                                                                                              --------------------

Transportation Services - 0.99%
          46,100  Expeditors International of Washington Incorporated                                                    2,468,655
                                                                                                              --------------------

Water Transportation - 3.52%
         197,000  Royal Caribbean Cruises Limited                                                                        8,803,930
                                                                                                              --------------------

Wholesale Trade Non-Durable Goods - 1.32%
          66,700  Medco Health Solutions Incorporated+                                                                   3,306,319
                                                                                                              --------------------

Total Common Stocks (Cost $214,652,696)                                                                                247,888,852
                                                                                                              --------------------

Short-Term Investments - 0.19%*

Mutual Fund
         474,328  Wells Fargo Money Market Trust~                                                                          474,328
                                                                                                              --------------------

Total Short-Term Investments (Cost $474,328)                                                                               474,328
                                                                                                              --------------------

Total Investments in Securities
(Cost $215,127,024)                                       99.18%                                               $       248,363,180

Other Assets and Liabilities, Net                          0.82                                                          2,050,407
                                                       -------                                                --------------------

Total Net Assets                                         100.00%                                               $       250,413,587
                                                       -------                                                --------------------

+   Non-income earning securities.
~ This Strong Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee for such investments.
* Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.

    Percentages are stated as a percent of net assets.

    Due to this fund's reorganization effective April 11, 2005 and as a result of a change in accounting service provider, industry classifications may not be consistent across all Strong equity funds.

    The schedule of investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

Strong Growth Fund
March 31, 2005 (Unaudited)
                                                                        Shares or
                                                                        Principal
                                                                          Amount                 Value
-------------------------------------------------------------------------------------------------------------
Common Stocks 99.6%
Aerospace - Defense 0.3%
The Boeing Company                                                              80,000         $   4,676,800

Apparel - Clothing Manufacturing 0.5%
Carter's, Inc. (b)                                                             160,000             6,360,000

Chemicals - Specialty 0.9%
Praxair, Inc.                                                                  265,000            12,682,900

Commercial Services - Miscellaneous 1.5%
Cogent, Inc. (b)                                                               100,000             2,518,000
Paychex, Inc.                                                                  550,000            18,075,900
                                                                                      -----------------------
                                                                                                  20,593,900
Commercial Services - Schools 0.6%
Apollo Group, Inc. Class A (b)                                                 105,001             7,746,974

Computer - Data Storage 1.7%
EMC Corporation (b)                                                          1,000,000            12,320,000
Xyratex, Ltd. (b)                                                              625,000            11,687,500
                                                                                      -----------------------
                                                                                                  24,007,500
Computer - IT Services 3.0%
Cognizant Technology Solutions Corporation Class A (b)                         720,000            33,285,750
Kanbay International, Inc. (b)                                                 120,000             2,455,200
Satyam Computer Services, Ltd. ADR                                             285,000             6,657,600
                                                                                      -----------------------
                                                                                                  42,398,550
Computer - Local Networks 4.1%
Cisco Systems, Inc. (b)                                                        705,000            12,612,450
Juniper Networks, Inc. (b)                                                     935,000            20,626,100
Polycom, Inc. (b)                                                            1,200,000            20,340,000
QLogic Corporation (b)                                                          75,000             3,037,500
                                                                                      -----------------------
                                                                                                  56,616,050
Computer - Manufacturers 2.8%
Apple Computer, Inc. (b)                                                       205,000             8,542,350
Dell, Inc. (b)                                                                 810,000            31,120,200
                                                                                      -----------------------
                                                                                                  39,662,550
Computer Software - Desktop 1.3%
Microsoft Corporation                                                          775,000            18,731,750

Computer Software - Enterprise 4.9%
Altiris, Inc. (b)                                                              401,000             9,383,600
Cognos, Inc. (b)                                                               435,000            18,243,900
Computer Associates International, Inc.                                          2,863                77,587
Mercury Interactive Corporation (b)                                            375,000            17,767,500
Oracle Systems Corporation (b)                                                 710,000             8,860,800
TIBCO Software, Inc. (b)                                                     1,890,000            14,080,500
                                                                                      -----------------------
                                                                                                  68,413,887
Computer Software - Financial 0.6%
SS&C Technologies, Inc.                                                        345,000             7,866,000

Computer Software - Medical 1.2%
Cerner Corporation (b)                                                         325,000            17,065,750

Computer Software - Security 1.5%
VeriSign, Inc. (b)                                                             745,000            21,381,500

Cosmetics - Personal Care 2.0%
The Procter & Gamble Company                                                   530,000            28,090,000

Diversified Operations 3.4%
General Electric Company                                                       790,000            28,487,400
Tyco International, Ltd.                                                       335,000            11,323,000
United Technologies Corporation                                                 75,000             7,624,500
                                                                                      -----------------------
                                                                                                  47,434,900
Electronics - Miscellaneous Components 1.4%
Plantronics, Inc.                                                               85,000             3,236,800
Rockwell Automation, Inc.                                                      185,000            10,478,400
Sigmatel, Inc. (b)                                                             165,000             6,175,950
                                                                                      -----------------------
                                                                                                  19,891,150
Electronics - Semiconductor Manufacturing 6.5%
Altera Corporation (b)                                                         415,000             8,208,700
Analog Devices, Inc.                                                           305,000            11,022,700
Marvell Technology Group, Ltd. (b)                                             300,000            11,502,000
Maxim Integrated Products, Inc.                                                175,000             7,152,250
Microchip Technology, Inc.                                                     900,000            23,409,000
National Semiconductor Corporation                                             215,000             4,431,150
SiRF Technology Holdings, Inc. (b)                                             800,000             8,928,000
Tessera Technologies, Inc. (b)                                                 365,000            15,778,950
                                                                                      -----------------------
                                                                                                  90,432,750
Energy - Other 0.7%
CONSOL Energy, Inc.                                                            215,000            10,109,300

Finance - Investment Brokers 0.7%
Lehman Brothers Holdings, Inc.                                                 105,000             9,886,800

Financial Services - Miscellaneous 5.1%
Alliance Data Systems Corporation (b)                                          575,000            23,230,000
CheckFree Corporation (b)                                                      175,000             7,133,000
First Marblehead Corporation (b)                                               575,000            33,079,750
Investors Financial Services Corporation                                       160,000             7,825,600
                                                                                      -----------------------
                                                                                                  71,268,350
Food - Miscellaneous Preparation 1.0%
PepsiCo, Inc.                                                                  265,000            14,052,950

Household - Consumer Electronics 0.3%
Harman International Industries, Inc.                                           40,000             3,538,400

Insurance - Diversified 1.0%
Prudential Financial, Inc.                                                     245,000            14,063,000

Internet - Content 4.2%
Google, Inc. Class A (b)                                                       160,000            28,881,600
Yahoo! Inc. (b)                                                                885,000            30,001,500
                                                                                      -----------------------
                                                                                                  58,883,100
Internet - E*Commerce 1.2%
Arbinet-thexchange, Inc. (b)                                                    69,800             1,329,690
eBay, Inc. (b)                                                                 410,000            15,276,600
                                                                                      -----------------------
                                                                                                  16,606,290
Internet - Internet Service Provider 0.6%
j2 Global Communications, Inc. (b)                                             225,000             7,719,750

Leisure - Gaming/Equipment 2.2%
Boyd Gaming Corporation                                                         65,000             3,389,750
Station Casinos, Inc.                                                          405,000            27,357,750
                                                                                      -----------------------
                                                                                                  30,747,500
Leisure - Hotels & Motels 0.6%
Marriott International, Inc. Class A                                           130,000             8,691,800

Leisure - Services 1.5%
Carnival Corporation                                                           265,000            13,729,650
Royal Caribbean Cruises, Ltd.                                                  170,000             7,597,300
                                                                                      -----------------------
                                                                                                  21,326,950
Machinery - Construction/Mining 1.2%
Bucyrus International, Inc. Class A                                             51,100             1,995,966
Joy Global, Inc.                                                               410,000            14,374,600
                                                                                      -----------------------
                                                                                                  16,370,566
Machinery - General Industrial 0.4%
Pentair, Inc.                                                                  140,000             5,460,000

Medical - Biomedical/Biotechnology 3.7%
Amgen, Inc. (b)                                                                235,000            13,679,350
Gen-Probe, Inc. (b)                                                            205,000             9,134,800
Gilead Sciences, Inc. (b)                                                      815,000            29,177,000
                                                                                      -----------------------
                                                                                                  51,991,150
Medical - Drug/Diversified 2.1%
Bone Care International, Inc. (b)                                              425,000            11,024,500
Connetics Corporation (b)                                                      335,000             8,472,150
Johnson & Johnson                                                              135,000             9,066,600
                                                                                      -----------------------
                                                                                                  28,563,250
Medical - Ethical Drugs 0.9%
Eli Lilly & Company                                                             65,000             3,386,500
Pfizer, Inc.                                                                   340,000             8,931,800
                                                                                      -----------------------
                                                                                                  12,318,300
Medical - Generic Drugs 0.9%
Teva Pharmaceutical Industries, Ltd. ADR                                       395,000            12,245,000

Medical - Health Maintenance Organizations 3.7%
Aetna, Inc.                                                                    210,000            15,739,500
Centene Corporation (b)                                                        225,000             6,747,750
Molina Healthcare, Inc. (b)                                                    295,000            13,596,550
Sierra Health Services, Inc. (b)                                               240,000            15,321,600
                                                                                      -----------------------
                                                                                                  51,405,400
Medical - Hospitals 2.0%
Community Health Systems, Inc. (b)                                             265,000             9,251,150
Triad Hospitals, Inc. (b)                                                      360,000            18,036,000
                                                                                      -----------------------
                                                                                                  27,287,150
Medical - Outpatient/Home Care 0.5%
Psychiatric Solutions, Inc. (b)                                                150,000             6,900,000

Medical - Products 3.1%
INAMED Corporation (b)                                                         125,000             8,735,000
ResMed, Inc. (b)                                                                75,000             4,230,000
Respironics, Inc. (b)                                                           80,000             4,661,600
St. Jude Medical, Inc. (b)                                                     550,000            19,800,000
Zimmer Holdings, Inc. (b)                                                       75,000             5,835,750
                                                                                      -----------------------
                                                                                                  43,262,350
Medical - Systems/Equipment 0.4%
Haemonetics Corporation (b)                                                    125,000             5,270,000

Medical/Dental - Services 1.4%
Covance, Inc. (b)                                                              400,000            19,044,000

Medical/Dental - Supplies 1.4%
Kinetic Concepts, Inc. (b)                                                     325,000            19,386,250

Oil & Gas - Drilling 1.6%
ENSCO International, Inc.                                                      440,000            16,570,400
Patterson Utility Energy, Inc.                                                 217,300             5,436,846
                                                                                      -----------------------
                                                                                                  22,007,246
Oil & Gas - Machinery/Equipment 2.2%
Grant Prideco, Inc. (b)                                                        400,000             9,664,000
Smith International, Inc.                                                      345,000            21,641,850
                                                                                      -----------------------
                                                                                                  31,305,850
Oil & Gas - Refining/Marketing 0.3%
Valero Energy Corporation                                                       65,000             4,762,550

Oil & Gas - United States Exploration & Production 1.5%
XTO Energy, Inc.                                                               640,000            21,017,600

Retail - Leisure Product 1.9%
Dick's Sporting Goods, Inc. (b)                                                555,000            20,385,150
Guitar Center, Inc. (b)                                                        100,000             5,483,000
                                                                                      -----------------------
                                                                                                  25,868,150
Retail - Major Discount Chains 1.1%
Target Corporation                                                             300,000            15,006,000

Retail - Miscellaneous 3.5%
Michaels Stores, Inc.                                                          330,000            11,979,000
PETCO Animal Supplies, Inc. (b)                                                750,000            27,607,500
PETsMART, Inc.                                                                 340,000             9,775,000
                                                                                      -----------------------
                                                                                                  49,361,500
Retail - Restaurants 1.1%
Red Robin Gourmet Burgers, Inc. (b)                                            140,000             7,127,400
Texas Roadhouse, Inc. Class A (b)                                              273,908             7,691,337
                                                                                      -----------------------
                                                                                                  14,818,737
Retail - Super/Mini Markets 0.5%
Whole Foods Marketing, Inc.                                                     70,000             7,149,100

Retail/Wholesale - Building Products 2.5%
Hughes Supply, Inc.                                                          1,155,000            34,361,250

Telecommunications - Equipment 1.8%
Comverse Technology, Inc. (b)                                                  390,000             9,835,800
InPhonic, Inc. (b)                                                             650,000            14,764,750
                                                                                      -----------------------
                                                                                                  24,600,550
Telecommunications - Fiber Optics 0.3%
Corning, Inc. (b)                                                              400,000             4,452,000

Telecommunications - Wireless Equipment 0.6%
QUALCOMM, Inc.                                                                 150,000             5,497,500
Research in Motion, Ltd. (b)                                                    45,000             3,438,900
                                                                                      -----------------------

                                                                                                   8,936,400
Telecommunications - Wireless Services 1.7%
NII Holdings, Inc. Class B (b)                                                 415,000            23,862,500
-------------------------------------------------------------------------------------------------------------
Total Common Stocks (Cost $1,173,492,269)                                                      1,387,959,950
-------------------------------------------------------------------------------------------------------------
Short-Term Investments (a) 0.4%
Repurchase Agreements
ABN AMRO Inc. (Dated 3/31/05), 2.47%,
Due 4/01/05 (Repurchase proceeds $2,500,172);                      $         2,500,000             2,500,000
Collateralized by: United States Government & Agency Issues
State Street Bank (Dated 3/31/05), 0.85%,
Due 4/01/05 (Repurchase proceeds $2,721,764);
Collateralized by: United States Government & Agency Issues                  2,721,700             2,721,700
-------------------------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $5,221,700)                                                     5,221,700
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $1,178,713,969) 100.0%                                   1,393,181,650
Other Assets and Liabilities, Net 0.0%                                                             (290,804)
-------------------------------------------------------------------------------------------------------------
Net Assets 100.0%                                                                         $    1,392,890,846
=============================================================================================================

LEGEND
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b) Non-income producing security.

Percentages are stated as a percent of net assets.

Due to this fund's reorganization effective April 11, 2005 and as a result of a change in accounting service provider, industry classifications may not be consistent across all Strong equity funds.

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.

Strong Growth 20 Fund
March 31, 2005 (Unaudited)
                                                                       Shares or
                                                                       Principal
                                                                         Amount              Value
-----------------------------------------------------------------------------------------------------------
Common Stocks 96.1%
Apparel - Clothing Manufacturing 7.7%
Carter's, Inc. (b)                                                            70,000          $  2,782,500
Coach, Inc. (b)                                                              135,000             7,645,050
                                                                                    -----------------------
                                                                                                10,427,550
Computer - Data Storage 3.0%
EMC Corporation (b)                                                          335,000             4,127,200

Computer - Manufacturers 6.4%
Apple Computer, Inc. (b)                                                     210,000             8,750,700

Computer Software - Security 2.5%
VeriSign, Inc. (b)                                                           120,000             3,444,000

Diversified Operations 2.9%
General Electric Company                                                     110,000             3,966,600

Electronics - Miscellaneous Components 2.7%
Rockwell Automation, Inc.                                                     65,000             3,681,600

Electronics - Semiconductor Manufacturing 6.1%
Marvell Technology Group, Ltd. (b)                                           215,000             8,243,100

Finance - Investment Brokers 4.1%
The Goldman Sachs Group, Inc.                                                 50,000             5,499,500

Financial Services - Miscellaneous 3.9%
Alliance Data Systems Corporation (b)                                        130,000             5,252,000

Internet - Content 8.5%
Google, Inc. Class A (b)                                                      15,000             2,707,650
InfoSpace, Inc. (b)                                                           70,000             2,858,100
Yahoo! Inc. (b)                                                              175,000             5,932,500
                                                                                    -----------------------
                                                                                                11,498,250
Internet - Internet Service Provider 1.0%
j2 Global Communications, Inc. (b)                                            40,000             1,372,400

Leisure - Gaming/Equipment 8.6%
Boyd Gaming Corporation                                                       30,000             1,564,500
Station Casinos, Inc.                                                        150,000            10,132,500
                                                                                    -----------------------
                                                                                                11,697,000
Leisure - Hotels & Motels 4.0%
Marriott International, Inc. Class A                                          80,000             5,348,800

Machinery - Construction/Mining 2.3%
Joy Global, Inc.                                                              90,000             3,155,400

Medical - Drug/Diversified 2.7%
Johnson & Johnson                                                             55,000             3,693,800

Medical - Health Maintenance Organizations 11.1%
Aetna, Inc.                                                                  150,000            11,242,500
Sierra Health Services, Inc. (b)                                              60,000             3,830,400
                                                                                    -----------------------
                                                                                                15,072,900
Oil & Gas - Drilling 2.5%
Noble Corporation                                                             60,000             3,372,600

Oil & Gas - United States Exploration & Production 9.4%
Ultra Petroleum Corporation (b)                                              250,000            12,700,000

Retail - Restaurants 3.0%
Starbucks Corporation (b)                                                     80,000             4,132,800

Telecommunications - Wireless Equipment 2.0%
Research in Motion, Ltd. (b)                                                  35,000             2,674,700

Transportation - Air Freight 1.7%
FedEx Corporation                                                             25,000             2,348,750
-----------------------------------------------------------------------------------------------------------
Total Common Stocks (Cost $104,082,966)                                                        130,459,650
-----------------------------------------------------------------------------------------------------------
Short-Term Investments (a) 3.6%
Repurchase Agreements
ABN AMRO Inc. (Dated 3/31/05), 2.47%, Due 4/01/05 (Repurchase
proceeds $1,800,124); Collateralized by: United States
Government & Agency Issues                                              $  1,800,000             1,800,000
State Street Bank (Dated 3/31/05), 0.85%, Due 4/01/05
(Repurchase proceeds $3,065,472); Collateralized by: United
States Government & Agency Issues                                          3,065,400             3,065,400
-----------------------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $4,865,400)                                                   4,865,400
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $108,948,366) 99.7%                                      135,325,050
Other Assets and Liabilities, Net 0.3%                                                             457,020
-----------------------------------------------------------------------------------------------------------
Net Assets 100.0%                                                                           $  135,782,070
===========================================================================================================

LEGEND
 -----------------------------------------------------------------------------
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b) Non-income producing security.

Percentages are stated as a percent of net assets.

Due to this fund's reorganization effective April 11, 2005 and as a result of a change in accounting service provider, industry classifications may not be consistent across all Strong equity funds.

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.


STRONG INDEX 500 FUND
---------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2005 (Unaudited)



Assets:
    Investment in S&P 500 Index Master Portfolio, at Value                      $158,893,973
    Receivable for Fund Shares Sold                                                   26,744
    Other Assets                                                                      56,890
                                                                         --------------------
    Total Assets                                                                 158,977,607

Liabilities:
    Payable for Fund Shares Redeemed                                                   3,753
    Due to Administrator                                                              39,073
    Accrued Operating Expenses and Other Liabilities                                  32,576
                                                                         --------------------
    Total Liabilities                                                                 75,402
                                                                         --------------------
Net Assets                                                                      $158,902,205
                                                                         ====================

Capital Shares Outstanding (Unlimited Number Authorized)                          11,534,632

Net Asset Value Per Share                                                             $13.78
                                                                         ====================


The Strong Index 500 Fund (the "Fund") invests all of its assets in the S&P 500 Index Master Portfolio (the "Master Portfolio") of Master Investment Portfolio ("MIP") rather than in a portfolio of securities. The Master Portfolio has substantially the same investment objective as the Fund. Barclays Global Fund Advisors serves as Investment Advisor for the Master Portfolio. The financial statements of the Master Portfolio, including the schedule of investments in securities, are included elsewhere in this filing.

The value of the Fund's investment in the Master Portfolio reflects the Fund's interest of 6.57% in the net assets of the Master Portfolio at March 31, 2005. Valuation of securities held by the Master Portfolio is discussed in Note 1 of the Master Portfolio's Notes to Financial Statements, which are included elsewhere in this filing.

This report should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.

S&P 500 INDEX MASTER PORTFOLIO
Schedule of Investments
March 31, 2005 (Unaudited)

       Security                                                                     Shares               Value
       --------------------------------------------------------------------------------------------------------

       COMMON STOCKS--97.37%
       ADVERTISING--0.19%
       --------------------------------------------------------------------------------------------------------
       Interpublic Group of Companies Inc.             (1)                          91,388     $     1,122,245
       Omnicom Group Inc.                                                           40,501           3,585,149
       --------------------------------------------------------------------------------------------------------
                                                                                                     4,707,394
       --------------------------------------------------------------------------------------------------------

       AEROSPACE & DEFENSE--1.84%
       --------------------------------------------------------------------------------------------------------
       Boeing Co. (The)                                (2)                         181,110          10,587,691
       General Dynamics Corp.                                                       43,515           4,658,281
       Goodrich (B.F.) Co.                                                          25,896             991,558
       L-3 Communications Holdings Inc.                                             24,930           1,770,529
       Lockheed Martin Corp.                                                        87,777           5,359,664
       Northrop Grumman Corp.                                                       78,791           4,253,138
       Raytheon Co.                                    (2)                          98,495           3,811,756
       Rockwell Collins Inc.                                                        38,722           1,842,780
       United Technologies Corp.                                                   111,439          11,328,889
       --------------------------------------------------------------------------------------------------------
                                                                                                    44,604,286
       --------------------------------------------------------------------------------------------------------

       AGRICULTURE--1.53%
       --------------------------------------------------------------------------------------------------------
       Altria Group Inc.                                                           450,207          29,439,036
       Monsanto Co.                                                                 57,876           3,733,002
       Reynolds American Inc.                          (2)                          25,649           2,067,053
       UST Inc.                                                                     35,889           1,855,461
       --------------------------------------------------------------------------------------------------------
                                                                                                    37,094,552
       --------------------------------------------------------------------------------------------------------

       AIRLINES--0.10%
       --------------------------------------------------------------------------------------------------------
       Delta Air Lines Inc.                            (1) (2)                      30,087             121,852
       Southwest Airlines Co.                                                      161,782           2,303,776
       --------------------------------------------------------------------------------------------------------
                                                                                                     2,425,628
       --------------------------------------------------------------------------------------------------------

       APPAREL--0.42%
       --------------------------------------------------------------------------------------------------------
       Coach Inc.                                      (1)                          41,527           2,351,674
       Jones Apparel Group Inc.                                                     26,375             883,299
       Liz Claiborne Inc.                                                           23,395             938,841
       Nike Inc. Class B                                                            50,289           4,189,577
       Reebok International Ltd.                       (2)                          12,446             551,358
       VF Corp.                                                                     22,127           1,308,591
       --------------------------------------------------------------------------------------------------------
                                                                                                    10,223,340
       --------------------------------------------------------------------------------------------------------

       AUTO MANUFACTURERS--0.47%
       --------------------------------------------------------------------------------------------------------
       Ford Motor Co.                                                              398,102           4,510,496
       General Motors Corp.                            (2)                         122,778           3,608,445
       Navistar International Corp.                    (1)                          14,896             542,214
       PACCAR Inc.                                                                  37,739           2,731,926
       --------------------------------------------------------------------------------------------------------
                                                                                                    11,393,081
       --------------------------------------------------------------------------------------------------------

       AUTO PARTS & EQUIPMENT--0.17%
       --------------------------------------------------------------------------------------------------------
       Cooper Tire & Rubber Co.                        (2)                          15,698             288,215
       Dana Corp.                                                                   32,185             411,646
       Delphi Corp.                                    (2)                         120,492             539,804
       Goodyear Tire & Rubber Co. (The)                (1) (2)                      37,718             503,535
       Johnson Controls Inc.                                                        41,524           2,315,378
       Visteon Corp.                                                                27,718             158,270
       --------------------------------------------------------------------------------------------------------
                                                                                                     4,216,848
       --------------------------------------------------------------------------------------------------------

       BANKS--6.16%
       --------------------------------------------------------------------------------------------------------
       AmSouth Bancorp                                 (2)                          77,095           2,000,615
       Bank of America Corp.                                                       882,265          38,907,886
       Bank of New York Co. Inc. (The)                                             169,276           4,917,468
       BB&T Corp.                                                                  119,253           4,660,407
       Comerica Inc.                                   (2)                          36,957           2,035,592
       Compass Bancshares Inc.                                                      26,693           1,211,862
       Fifth Third Bancorp                                                         113,765           4,889,620
       First Horizon National Corp.                    (2)                          26,576           1,084,035
       Huntington Bancshares Inc.                      (2)                          50,109           1,197,605
       KeyCorp                                                                      88,289           2,864,978
       M&T Bank Corp.                                                               21,642           2,208,783
       Marshall & Ilsley Corp.                         (2)                          45,723           1,908,935
       Mellon Financial Corp.                                                       92,070           2,627,678
       National City Corp.                                                         130,049           4,356,641
       North Fork Bancorp Inc.                                                     102,270           2,836,970
       Northern Trust Corp.                                                         44,755           1,944,157
       PNC Financial Services Group                                                 61,426           3,162,210
       Regions Financial Corp.                                                     100,976           3,271,622
       State Street Corp.                              (2)                          72,488           3,169,175
       SunTrust Banks Inc.                             (2)                          74,160           5,344,711
       Synovus Financial Corp.                         (2)                          67,480           1,879,993
       U.S. Bancorp                                                                403,259          11,621,924
       Wachovia Corp.                                                              345,028          17,565,375
       Wells Fargo & Co.                                                           369,042          22,068,712
       Zions Bancorporation                                                         19,486           1,344,924
       --------------------------------------------------------------------------------------------------------
                                                                                                   149,081,878
       --------------------------------------------------------------------------------------------------------

       BEVERAGES--2.20%
       --------------------------------------------------------------------------------------------------------
       Anheuser-Busch Companies Inc.                                               169,190           8,017,914
       Brown-Forman Corp. Class B                      (2)                          20,061           1,098,340
       Coca-Cola Co. (The)                                                         493,708          20,572,812
       Coca-Cola Enterprises Inc.                                                   77,904           1,598,590
       Molson Coors Brewing Co. Class B                                             17,431           1,345,150
       Pepsi Bottling Group Inc.                                                    43,887           1,222,253
       PepsiCo Inc.                                                                365,201          19,366,609
       --------------------------------------------------------------------------------------------------------
                                                                                                    53,221,668
       --------------------------------------------------------------------------------------------------------

       BIOTECHNOLOGY--1.01%
       --------------------------------------------------------------------------------------------------------
       Amgen Inc.                                      (1)                         272,599          15,867,988
       Biogen Idec Inc.                                (1)                          72,474           2,501,078
       Chiron Corp.                                    (1)                          32,787           1,149,512
       Genzyme Corp.                                   (1)                          53,866           3,083,290
       MedImmune Inc.                                  (1)                          53,753           1,279,859
       Millipore Corp.                                 (1) (2)                      10,656             462,470
       --------------------------------------------------------------------------------------------------------
                                                                                                    24,344,197
       --------------------------------------------------------------------------------------------------------

       BUILDING MATERIALS--0.27%
       --------------------------------------------------------------------------------------------------------
       American Standard Companies Inc.                                             39,720           1,846,186
       Masco Corp.                                                                  97,369           3,375,783
       Vulcan Materials Co.                            (2)                          22,237           1,263,729
       --------------------------------------------------------------------------------------------------------
                                                                                                     6,485,698
       --------------------------------------------------------------------------------------------------------

       CHEMICALS--1.68%
       --------------------------------------------------------------------------------------------------------
       Air Products & Chemicals Inc.                                                49,463           3,130,513
       Ashland Inc.                                                                 14,734             994,103
       Dow Chemical Co. (The)                                                      207,472          10,342,479
       Du Pont (E.I.) de Nemours and Co.                                           216,924          11,115,186
       Eastman Chemical Co.                                                         16,818             992,262
       Ecolab Inc.                                     (2)                          48,793           1,612,609
       Engelhard Corp.                                                              26,310             790,089
       Great Lakes Chemical Corp.                                                   10,951             351,746
       Hercules Inc.                                   (1)                          24,011             347,919
       International Flavors & Fragrances Inc.                                      19,778             781,231
       PPG Industries Inc.                                                          37,631           2,691,369
       Praxair Inc.                                                                 70,045           3,352,354
       Rohm & Haas Co.                                                              42,810           2,054,880
       Sherwin-Williams Co. (The)                                                   28,024           1,232,776
       Sigma-Aldrich Corp.                                                          14,833             908,521
       --------------------------------------------------------------------------------------------------------
                                                                                                    40,698,037
       --------------------------------------------------------------------------------------------------------

       COMMERCIAL SERVICES--0.85%
       --------------------------------------------------------------------------------------------------------
       Apollo Group Inc. Class A                       (1)                          36,386           2,694,747
       Block (H & R) Inc.                              (2)                          35,871           1,814,355
       Cendant Corp.                                                               229,440           4,712,698
       Convergys Corp.                                 (1)                          30,301             452,394
       Donnelley (R.R.) & Sons Co.                                                  47,113           1,489,713
       Equifax Inc.                                                                 29,132             894,061
       McKesson Corp.                                                               64,121           2,420,568
       Moody's Corp.                                                                30,119           2,435,422
       Paychex Inc.                                                                 78,077           2,562,487
       Robert Half International Inc.                                               35,760             964,090
       --------------------------------------------------------------------------------------------------------
                                                                                                    20,440,535
       --------------------------------------------------------------------------------------------------------

       COMPUTERS--4.06%
       --------------------------------------------------------------------------------------------------------
       Affiliated Computer Services Inc. Class A       (1)                          27,407           1,459,149
       Apple Computer Inc.                             (1)                         177,763           7,407,384
       Computer Sciences Corp.                         (1)                          41,487           1,902,179
       Dell Inc.                                       (1)                         535,134          20,559,848
       Electronic Data Systems Corp.                   (2)                         112,435           2,324,031
       EMC Corp.                                       (1)                         523,216           6,446,021
       Gateway Inc.                                    (1)                          69,832             281,423
       Hewlett-Packard Co.                                                         631,464          13,854,320
       International Business Machines Corp.                                       355,598          32,494,545
       Lexmark International Inc.                      (1) (2)                      27,470           2,196,776
       NCR Corp.                                       (1)                          40,282           1,359,115
       Network Appliance Inc.                          (1)                          79,512           2,199,302
       Sun Microsystems Inc.                           (1)                         734,074           2,965,659
       SunGard Data Systems Inc.                       (1)                          62,717           2,163,737
       Unisys Corp.                                    (1)                          71,972             508,122
       --------------------------------------------------------------------------------------------------------
                                                                                                    98,121,611
       --------------------------------------------------------------------------------------------------------

       COSMETICS & PERSONAL CARE--2.40%
       --------------------------------------------------------------------------------------------------------
       Alberto-Culver Co.                                                           18,941             906,516
       Avon Products Inc.                              (2)                         102,519           4,402,166
       Colgate-Palmolive Co.                                                       114,294           5,962,718
       Gillette Co. (The)                                                          215,687          10,887,880
       Kimberly-Clark Corp.                                                        104,614           6,876,278
       Procter & Gamble Co.                                                        549,010          29,097,530
       --------------------------------------------------------------------------------------------------------
                                                                                                    58,133,088
       --------------------------------------------------------------------------------------------------------

       DISTRIBUTION & WHOLESALE--0.12%
       --------------------------------------------------------------------------------------------------------
       Genuine Parts Co.                                                            37,794           1,643,661
       Grainger (W.W.) Inc.                                                         18,465           1,149,816
       --------------------------------------------------------------------------------------------------------
                                                                                                     2,793,477
       --------------------------------------------------------------------------------------------------------

       DIVERSIFIED FINANCIAL SERVICES--7.78%
       --------------------------------------------------------------------------------------------------------
       American Express Co.                                                        255,811          13,141,011
       Bear Stearns Companies Inc. (The)                                            24,612           2,458,739
       Capital One Financial Corp.                     (2)                          53,740           4,018,140
       CIT Group Inc.                                                               45,766           1,739,108
       Citigroup Inc.                                                            1,137,324          51,111,341
       Countrywide Financial Corp.                                                 126,186           4,095,998
       E*TRADE Financial Corp.                         (1)                          80,059             960,708
       Federal Home Loan Mortgage Corp.                                            149,682           9,459,902
       Federal National Mortgage Association                                       210,597          11,467,007
       Federated Investors Inc. Class B                                             21,401             605,862
       Franklin Resources Inc.                                                      43,386           2,978,449
       Goldman Sachs Group Inc. (The)                                               97,682          10,744,043
       Janus Capital Group Inc.                        (2)                          50,867             709,595
       JP Morgan Chase & Co.                                                       773,413          26,760,090
       Lehman Brothers Holdings Inc.                   (2)                          60,032           5,652,613
       MBNA Corp.                                                                  277,914           6,822,789
       Merrill Lynch & Co. Inc.                                                    202,531          11,463,255
       Morgan Stanley                                                              242,126          13,861,714
       Providian Financial Corp.                       (1) (2)                      63,361           1,087,275
       Schwab (Charles) Corp. (The)                                                252,162           2,650,223
       SLM Corp.                                                                    93,462           4,658,146
       T. Rowe Price Group Inc.                        (2)                          27,314           1,621,905
       --------------------------------------------------------------------------------------------------------
                                                                                                   188,067,913
       --------------------------------------------------------------------------------------------------------

       ELECTRIC--2.93%
       --------------------------------------------------------------------------------------------------------
       AES Corp. (The)                                 (1)                         140,674           2,304,240
       Allegheny Energy Inc.                           (1) (2)                      29,538             610,255
       Ameren Corp.                                    (2)                          42,410           2,078,514
       American Electric Power Co. Inc.                                             84,016           2,861,585
       Calpine Corp.                                   (1) (2)                     113,056             316,557
       CenterPoint Energy Inc.                         (2)                          64,541             776,428
       Cinergy Corp.                                   (2)                          41,412           1,678,014
       CMS Energy Corp.                                (1) (2)                      41,954             547,080
       Consolidated Edison Inc.                        (2)                          52,680           2,222,042
       Constellation Energy Group Inc.                                              38,397           1,985,125
       Dominion Resources Inc.                                                      74,072           5,513,179
       DTE Energy Co.                                  (2)                          37,755           1,717,097
       Duke Energy Corp.                               (2)                         204,901           5,739,277
       Edison International                                                         70,775           2,457,308
       Entergy Corp.                                                                46,693           3,299,327
       Exelon Corp.                                                                144,601           6,635,740
       FirstEnergy Corp.                                                            71,674           3,006,724
       FPL Group Inc.                                  (2)                          85,025           3,413,754
       NiSource Inc.                                                                58,661           1,336,884
       PG&E Corp.                                      (2)                          78,553           2,678,657
       Pinnacle West Capital Corp.                                                  19,710             837,872
       PPL Corp.                                                                    41,072           2,217,477
       Progress Energy Inc.                                                         53,656           2,250,869
       Public Service Enterprise Group Inc.            (2)                          51,790           2,816,858
       Southern Co. (The)                              (2)                         161,537           5,141,723
       TECO Energy Inc.                                                             44,379             695,863
       TXU Corp.                                       (2)                          52,227           4,158,836
       Xcel Energy Inc.                                (2)                          86,714           1,489,747
       --------------------------------------------------------------------------------------------------------
                                                                                                    70,787,032
       --------------------------------------------------------------------------------------------------------

       ELECTRICAL COMPONENTS & EQUIPMENT--0.33%
       --------------------------------------------------------------------------------------------------------
       American Power Conversion Corp.                 (2)                          39,947           1,043,016
       Emerson Electric Co.                                                         91,201           5,921,681
       Molex Inc.                                      (2)                          37,306             983,386
       --------------------------------------------------------------------------------------------------------
                                                                                                     7,948,083
       --------------------------------------------------------------------------------------------------------

       ELECTRONICS--0.50%
       --------------------------------------------------------------------------------------------------------
       Agilent Technologies Inc.                       (1)                          95,033           2,109,733
       Applera Corp. - Applied Biosystems Group        (2)                          42,318             835,357
       Fisher Scientific International Inc.            (1) (2)                      25,373           1,444,231
       Jabil Circuit Inc.                              (1) (2)                      40,741           1,161,933
       Parker Hannifin Corp.                                                        26,083           1,588,976
       PerkinElmer Inc.                                                             27,837             574,277
       Sanmina-SCI Corp.                               (1)                         112,451             586,994
       Solectron Corp.                                 (1)                         209,671             727,558
       Symbol Technologies Inc.                                                     52,251             757,117
       Tektronix Inc.                                                               19,472             477,648
       Thermo Electron Corp.                           (1)                          34,521             873,036
       Waters Corp.                                    (1)                          26,105             934,298
       --------------------------------------------------------------------------------------------------------
                                                                                                    12,071,158
       --------------------------------------------------------------------------------------------------------

       ENGINEERING & CONSTRUCTION--0.04%
       --------------------------------------------------------------------------------------------------------
       Fluor Corp.                                     (2)                          18,534           1,027,340
       --------------------------------------------------------------------------------------------------------
                                                                                                     1,027,340
       --------------------------------------------------------------------------------------------------------

       ENTERTAINMENT--0.08%
       --------------------------------------------------------------------------------------------------------
       International Game Technology Inc.                                           74,761           1,993,128
       --------------------------------------------------------------------------------------------------------
                                                                                                     1,993,128
       --------------------------------------------------------------------------------------------------------

       ENVIRONMENTAL CONTROL--0.17%
       --------------------------------------------------------------------------------------------------------
       Allied Waste Industries Inc.                    (1)                          61,641             450,596
       Waste Management Inc.                                                       123,412           3,560,436
       --------------------------------------------------------------------------------------------------------
                                                                                                     4,011,032
       --------------------------------------------------------------------------------------------------------

       FOOD--1.69%
       --------------------------------------------------------------------------------------------------------
       Albertson's Inc.                                (2)                          79,633           1,644,421
       Archer-Daniels-Midland Co.                                                  136,508           3,355,367
       Campbell Soup Co.                                                            71,706           2,080,908
       ConAgra Foods Inc.                              (2)                         112,023           3,026,861
       General Mills Inc.                                                           79,370           3,901,036
       Heinz (H.J.) Co.                                (2)                          76,061           2,802,087
       Hershey Foods Corp.                                                          48,007           2,902,503
       Kellogg Co.                                                                  76,946           3,329,453
       Kroger Co.                                      (1) (2)                     158,868           2,546,654
       McCormick & Co. Inc. NVS                                                     29,325           1,009,660
       Safeway Inc.                                    (1)                          96,864           1,794,890
       Sara Lee Corp.                                                              171,581           3,802,235
       SUPERVALU Inc.                                                               29,124             971,285
       Sysco Corp.                                                                 138,484           4,957,727
       Wrigley (William Jr.) Co.                                                    42,937           2,815,379
       --------------------------------------------------------------------------------------------------------
                                                                                                    40,940,466
       --------------------------------------------------------------------------------------------------------

       FOREST PRODUCTS & PAPER--0.51%
       --------------------------------------------------------------------------------------------------------
       Georgia-Pacific Corp.                                                        56,421           2,002,381
       International Paper Co.                         (2)                         106,600           3,921,814
       Louisiana-Pacific Corp.                                                      23,502             590,840
       MeadWestvaco Corp.                                                           43,847           1,395,212
       Temple-Inland Inc.                                                           12,393             899,112
       Weyerhaeuser Co.                                (2)                          52,764           3,614,334
       --------------------------------------------------------------------------------------------------------
                                                                                                    12,423,693
       --------------------------------------------------------------------------------------------------------

       GAS--0.17%
       --------------------------------------------------------------------------------------------------------
       KeySpan Corp.                                   (2)                          34,784           1,355,532
       Nicor Inc.                                      (2)                           9,338             346,346
       Peoples Energy Corp.                            (2)                           8,113             340,097
       Sempra Energy                                                                51,683           2,059,051
       --------------------------------------------------------------------------------------------------------
                                                                                                     4,101,026
       --------------------------------------------------------------------------------------------------------

       HAND & MACHINE TOOLS--0.10%
       --------------------------------------------------------------------------------------------------------
       Black & Decker Corp.                                                         17,398           1,374,268
       Snap-On Inc.                                                                 12,351             392,638
       Stanley Works (The)                                                          16,791             760,129
       --------------------------------------------------------------------------------------------------------
                                                                                                     2,527,035
       --------------------------------------------------------------------------------------------------------

       HEALTH CARE-PRODUCTS--3.71%
       --------------------------------------------------------------------------------------------------------
       Bard (C.R.) Inc.                                                             22,723           1,546,982
       Bausch & Lomb Inc.                                                           11,551             846,688
       Baxter International Inc.                                                   134,744           4,578,601
       Becton, Dickinson & Co.                                                      54,968           3,211,231
       Biomet Inc.                                                                  54,876           1,991,999
       Boston Scientific Corp.                         (1)                         166,244           4,869,287
       Guidant Corp.                                                                70,154           5,184,381
       Johnson & Johnson                                                           647,220          43,467,295
       Medtronic Inc.                                                              263,188          13,409,429
       St. Jude Medical Inc.                           (1)                          78,421           2,823,156
       Stryker Corp.                                                                82,059           3,660,652
       Zimmer Holdings Inc.                            (1)                          53,635           4,173,339
       --------------------------------------------------------------------------------------------------------
                                                                                                    89,763,040
       --------------------------------------------------------------------------------------------------------

       HEALTH CARE-SERVICES--1.62%
       --------------------------------------------------------------------------------------------------------
       Aetna Inc.                                                                   64,008           4,797,400
       HCA Inc.                                        (2)                          89,837           4,812,568
       Health Management Associates Inc. Class A       (2)                          52,760           1,381,257
       Humana Inc.                                     (1)                          34,737           1,109,500
       Laboratory Corp. of America Holdings            (1)                          29,409           1,417,514
       Manor Care Inc.                                 (2)                          18,624             677,169
       Quest Diagnostics Inc.                                                       20,097           2,112,798
       Tenet Healthcare Corp.                          (1) (2)                     101,188           1,166,698
       UnitedHealth Group Inc.                                                     139,893          13,342,994
       WellPoint Inc.                                  (1)                          66,346           8,316,471
       --------------------------------------------------------------------------------------------------------
                                                                                                    39,134,369
       --------------------------------------------------------------------------------------------------------

       HOME BUILDERS--0.19%
       --------------------------------------------------------------------------------------------------------
       Centex Corp.                                                                 27,461           1,572,691
       KB Home                                                                       9,247           1,086,153
       Pulte Homes Inc.                                (2)                          26,076           1,919,976
       --------------------------------------------------------------------------------------------------------
                                                                                                     4,578,820
       --------------------------------------------------------------------------------------------------------

       HOME FURNISHINGS--0.10%
       --------------------------------------------------------------------------------------------------------
       Leggett & Platt Inc.                            (2)                          41,249           1,191,271
       Maytag Corp.                                    (2)                          16,656             232,684
       Whirlpool Corp.                                                              14,110             955,670
       --------------------------------------------------------------------------------------------------------
                                                                                                     2,379,625
       --------------------------------------------------------------------------------------------------------

       HOUSEHOLD PRODUCTS & WARES--0.25%
       --------------------------------------------------------------------------------------------------------
       Avery Dennison Corp.                            (2)                          22,457           1,390,762
       Clorox Co.                                                                   33,306           2,097,945
       Fortune Brands Inc.                                                          31,477           2,537,991
       --------------------------------------------------------------------------------------------------------
                                                                                                     6,026,698
       --------------------------------------------------------------------------------------------------------

       HOUSEWARES--0.05%
       --------------------------------------------------------------------------------------------------------
       Newell Rubbermaid Inc.                          (2)                          59,384           1,302,885
       --------------------------------------------------------------------------------------------------------
                                                                                                     1,302,885
       --------------------------------------------------------------------------------------------------------

       INSURANCE--4.29%
       --------------------------------------------------------------------------------------------------------
       ACE Ltd.                                                                     61,745           2,548,216
       AFLAC Inc.                                                                  108,986           4,060,818
       Allstate Corp. (The)                                                        147,752           7,987,473
       Ambac Financial Group Inc.                                                   23,588           1,763,203
       American International Group Inc.                                           566,865          31,409,990
       AON Corp.                                       (2)                          68,469           1,563,832
       Chubb Corp.                                     (2)                          41,633           3,300,248
       CIGNA Corp.                                     (2)                          28,775           2,569,608
       Cincinnati Financial Corp.                                                   35,020           1,527,222
       Hartford Financial Services Group Inc.                                       64,296           4,408,134
       Jefferson-Pilot Corp.                           (2)                          29,513           1,447,613
       Lincoln National Corp.                                                       37,751           1,704,080
       Loews Corp.                                                                  35,081           2,579,857
       Marsh & McLennan Companies Inc.                 (2)                         114,968           3,497,327
       MBIA Inc.                                                                    30,467           1,592,815
       MetLife Inc.                                    (2)                         159,411           6,232,970
       MGIC Investment Corp.                                                        20,906           1,289,273
       Principal Financial Group Inc.                                               65,342           2,515,014
       Progressive Corp. (The)                         (2)                          43,522           3,993,579
       Prudential Financial Inc.                                                   113,976           6,542,222
       SAFECO Corp.                                    (2)                          27,578           1,343,324
       St. Paul Travelers Companies Inc.               (2)                         145,586           5,347,374
       Torchmark Corp.                                 (2)                          23,344           1,218,557
       UNUMProvident Corp.                             (2)                          64,300           1,094,386
       XL Capital Ltd. Class A                         (2)                          30,194           2,185,140
       --------------------------------------------------------------------------------------------------------
                                                                                                   103,722,275
       --------------------------------------------------------------------------------------------------------

       INTERNET--0.97%
       --------------------------------------------------------------------------------------------------------
       eBay Inc.                                       (1)                         264,112           9,840,813
       Monster Worldwide Inc.                          (1)                          25,970             728,459
       Symantec Corp.                                  (1) (2)                     154,202           3,289,129
       Yahoo! Inc.                                     (1)                         284,584           9,647,398
       --------------------------------------------------------------------------------------------------------
                                                                                                    23,505,799
       --------------------------------------------------------------------------------------------------------

       IRON & STEEL--0.16%
       --------------------------------------------------------------------------------------------------------
       Allegheny Technologies Inc.                                                  20,326             490,060
       Nucor Corp.                                                                  34,698           1,997,217
       United States Steel Corp.                       (2)                          24,678           1,254,876
       --------------------------------------------------------------------------------------------------------
                                                                                                     3,742,153
       --------------------------------------------------------------------------------------------------------

       LEISURE TIME--0.47%
       --------------------------------------------------------------------------------------------------------
       Brunswick Corp.                                                              20,898             979,071
       Carnival Corp.                                  (2)                         115,140           5,965,403
       Harley-Davidson Inc.                            (2)                          63,472           3,666,143
       Sabre Holdings Corp.                                                         29,215             639,224
       --------------------------------------------------------------------------------------------------------
                                                                                                    11,249,841
       --------------------------------------------------------------------------------------------------------

       LODGING--0.38%
       --------------------------------------------------------------------------------------------------------
       Harrah's Entertainment Inc.                                                  24,700           1,595,126
       Hilton Hotels Corp.                                                          83,312           1,862,023
       Marriott International Inc. Class A             (2)                          44,102           2,948,660
       Starwood Hotels & Resorts Worldwide Inc.                                     46,163           2,771,165
       --------------------------------------------------------------------------------------------------------
                                                                                                     9,176,974
       --------------------------------------------------------------------------------------------------------

       MACHINERY--0.55%
       --------------------------------------------------------------------------------------------------------
       Caterpillar Inc.                                                             74,596           6,821,058
       Cummins Inc.                                    (2)                           9,623             676,978
       Deere & Co.                                     (2)                          53,665           3,602,531
       Rockwell Automation Inc.                                                     38,425           2,176,392
       --------------------------------------------------------------------------------------------------------
                                                                                                    13,276,959
       --------------------------------------------------------------------------------------------------------

       MANUFACTURING--5.91%
       --------------------------------------------------------------------------------------------------------
       Cooper Industries Ltd.                          (2)                          20,099           1,437,480
       Danaher Corp.                                                                60,335           3,222,492
       Dover Corp.                                                                  44,211           1,670,734
       Eastman Kodak Co.                               (2)                          62,246           2,026,107
       Eaton Corp.                                     (2)                          33,208           2,171,803
       General Electric Co.                                                      2,307,048          83,192,151
       Honeywell International Inc.                                                185,060           6,886,083
       Illinois Tool Works Inc.                                                     60,056           5,376,814
       Ingersoll-Rand Co. Class A                      (2)                          37,666           3,000,097
       ITT Industries Inc.                                                          20,032           1,807,688
       Pall Corp.                                                                   26,684             723,670
       Textron Inc.                                                                 29,333           2,188,828
       3M Co.                                                                      168,079          14,402,689
       Tyco International Ltd.                                                     438,081          14,807,138
       --------------------------------------------------------------------------------------------------------
                                                                                                   142,913,774
       --------------------------------------------------------------------------------------------------------

       MEDIA--3.71%
       --------------------------------------------------------------------------------------------------------
       Clear Channel Communications Inc.               (2)                         115,430           3,978,872
       Comcast Corp. Class A                           (1)                         481,365          16,260,510
       Dow Jones & Co. Inc.                            (2)                          15,904             594,332
       Gannett Co. Inc.                                (2)                          54,681           4,324,173
       Knight Ridder Inc.                              (2)                          16,535           1,111,979
       McGraw-Hill Companies Inc. (The)                                             41,399           3,612,063
       Meredith Corp.                                                               10,348             483,769
       New York Times Co. Class A                      (2)                          31,492           1,151,977
       News Corp. Class A                                                          627,222          10,612,596
       Time Warner Inc.                                (1)                       1,000,138          17,552,422
       Tribune Co.                                     (2)                          65,464           2,610,050
       Univision Communications Inc. Class A           (1) (2)                      64,323           1,781,104
       Viacom Inc. Class B                                                         371,004          12,922,069
       Walt Disney Co. (The)                                                       445,485          12,798,784
       --------------------------------------------------------------------------------------------------------
                                                                                                    89,794,700
       --------------------------------------------------------------------------------------------------------

       MINING--0.56%
       --------------------------------------------------------------------------------------------------------
       Alcoa Inc.                                      (2)                         189,548           5,760,364
       Freeport-McMoRan Copper & Gold Inc.                                          38,733           1,534,214
       Newmont Mining Corp.                                                         96,511           4,077,590
       Phelps Dodge Corp.                                                           20,993           2,135,618
       --------------------------------------------------------------------------------------------------------
                                                                                                    13,507,786
       --------------------------------------------------------------------------------------------------------

       OFFICE & BUSINESS EQUIPMENT--0.22%
       --------------------------------------------------------------------------------------------------------
       Pitney Bowes Inc.                                                            50,135           2,262,091
       Xerox Corp.                                     (1)                         208,046           3,151,897
       --------------------------------------------------------------------------------------------------------
                                                                                                     5,413,988
       --------------------------------------------------------------------------------------------------------

       OIL & GAS--7.43%
       --------------------------------------------------------------------------------------------------------
       Amerada Hess Corp.                                                           18,774           1,806,247
       Anadarko Petroleum Corp.                                                     51,834           3,944,567
       Apache Corp.                                                                 70,984           4,346,350
       Burlington Resources Inc.                       (2)                          84,041           4,207,933
       ChevronTexaco Corp.                                                         458,001          26,706,038
       ConocoPhillips                                                              151,415          16,328,594
       Devon Energy Corp.                                                          104,251           4,977,985
       EOG Resources Inc.                                                           51,914           2,530,288
       Exxon Mobil Corp.                                                         1,389,857          82,835,477
       Kerr-McGee Corp.                                                             35,468           2,778,208
       Marathon Oil Corp.                                                           75,429           3,539,129
       Nabors Industries Ltd.                          (1)                          31,171           1,843,453
       Noble Corp.                                                                  29,420           1,653,698
       Occidental Petroleum Corp.                                                   86,398           6,148,946
       Rowan Companies Inc.                                                         23,074             690,605
       Sunoco Inc.                                                                  15,317           1,585,616
       Transocean Inc.                                 (1)                          69,807           3,592,268
       Unocal Corp.                                    (2)                          58,815           3,628,297
       Valero Energy Corp.                                                          55,792           4,087,880
       XTO Energy Inc.                                                              75,467           2,478,336
       --------------------------------------------------------------------------------------------------------
                                                                                                   179,709,915
       --------------------------------------------------------------------------------------------------------

       OIL & GAS SERVICES--0.85%
       --------------------------------------------------------------------------------------------------------
       Baker Hughes Inc.                                                            73,499           3,269,971
       BJ Services Co.                                                              35,261           1,829,341
       Halliburton Co.                                                             109,691           4,744,136
       National Oilwell Varco Inc.                     (1)                          36,322           1,696,237
       Schlumberger Ltd.                               (2)                         128,268           9,040,329
       --------------------------------------------------------------------------------------------------------
                                                                                                    20,580,014
       --------------------------------------------------------------------------------------------------------

       PACKAGING & CONTAINERS--0.14%
       --------------------------------------------------------------------------------------------------------
       Ball Corp.                                                                   23,933             992,741
       Bemis Co. Inc.                                  (2)                          23,090             718,561
       Pactiv Corp.                                    (1)                          31,949             746,009
       Sealed Air Corp.                                (1)                          18,019             935,907
       --------------------------------------------------------------------------------------------------------
                                                                                                     3,393,218
       --------------------------------------------------------------------------------------------------------

       PHARMACEUTICALS--5.88%
       --------------------------------------------------------------------------------------------------------
       Abbott Laboratories                                                         339,228          15,814,809
       Allergan Inc.                                                                28,575           1,985,105
       AmerisourceBergen Corp.                                                      24,101           1,380,746
       Bristol-Myers Squibb Co.                        (2)                         425,149          10,824,294
       Cardinal Health Inc.                                                         94,295           5,261,661
       Caremark Rx Inc.                                (1)                          99,342           3,951,825
       Express Scripts Inc.                            (1) (2)                      16,445           1,433,840
       Forest Laboratories Inc.                        (1)                          77,040           2,846,628
       Gilead Sciences Inc.                            (1)                          94,091           3,368,458
       Hospira Inc.                                    (1)                          33,690           1,087,176
       King Pharmaceuticals Inc.                       (1)                          52,131             433,209
       Lilly (Eli) & Co.                                                           246,469          12,841,035
       Medco Health Solutions Inc.                     (1)                          59,828           2,965,674
       Merck & Co. Inc.                                                            480,480          15,553,138
       Mylan Laboratories Inc.                                                      58,169           1,030,755
       Pfizer Inc.                                                               1,623,806          42,657,384
       Schering-Plough Corp.                                                       320,779           5,822,139
       Watson Pharmaceuticals Inc.                     (1)                          23,677             727,594
       Wyeth                                                                       290,696          12,261,557
       --------------------------------------------------------------------------------------------------------
                                                                                                   142,247,027
       --------------------------------------------------------------------------------------------------------

       PIPELINES--0.25%
       --------------------------------------------------------------------------------------------------------
       Dynegy Inc. Class A                             (1) (2)                      76,673             299,791
       El Paso Corp.                                                               139,262           1,473,392
       Kinder Morgan Inc.                                                           24,209           1,832,621
       Williams Companies Inc.                                                     123,851           2,329,637
       --------------------------------------------------------------------------------------------------------
                                                                                                     5,935,441
       --------------------------------------------------------------------------------------------------------

       REAL ESTATE INVESTMENT TRUSTS--0.52%
       --------------------------------------------------------------------------------------------------------
       Apartment Investment & Management Co. Class A                                20,593             766,060
       Archstone-Smith Trust                                                        43,340           1,478,327
       Equity Office Properties Trust                  (2)                          87,609           2,639,659
       Equity Residential                                                           61,260           1,973,185
       Plum Creek Timber Co. Inc.                                                   39,736           1,418,575
       ProLogis                                                                     39,799           1,476,543
       Simon Property Group Inc.                       (2)                          48,061           2,911,535
       --------------------------------------------------------------------------------------------------------
                                                                                                    12,663,884
       --------------------------------------------------------------------------------------------------------

       RETAIL--6.48%
       --------------------------------------------------------------------------------------------------------
       AutoNation Inc.                                 (1)                          50,238             951,508
       AutoZone Inc.                                   (1)                          15,004           1,285,843
       Bed Bath & Beyond Inc.                          (1)                          65,728           2,401,701
       Best Buy Co. Inc.                                                            65,446           3,534,738
       Big Lots Inc.                                   (1) (2)                      24,776             297,808
       Circuit City Stores Inc.                        (2)                          41,058             658,981
       Costco Wholesale Corp.                                                      102,704           4,537,463
       CVS Corp.                                                                    86,988           4,577,309
       Darden Restaurants Inc.                                                      32,870           1,008,452
       Dillard's Inc. Class A                          (2)                          16,137             434,085
       Dollar General Corp.                                                         66,540           1,457,891
       Family Dollar Stores Inc.                                                    36,213           1,099,427
       Federated Department Stores Inc.                                             36,750           2,338,770
       Gap Inc. (The)                                                              161,416           3,525,325
       Home Depot Inc.                                                             477,873          18,273,864
       Kohl's Corp.                                    (1) (2)                      71,358           3,684,214
       Limited Brands Inc.                             (2)                          83,981           2,040,738
       Lowe's Companies Inc.                           (2)                         168,122           9,598,085
       May Department Stores Co. (The)                                              63,420           2,347,808
       McDonald's Corp.                                                            276,749           8,617,964
       Nordstrom Inc.                                                               27,829           1,541,170
       Office Depot Inc.                               (1)                          67,645           1,500,366
       OfficeMax Inc.                                  (2)                          20,102             673,417
       Penney (J.C.) Co. Inc. (Holding Co.)                                         62,060           3,222,155
       RadioShack Corp.                                                             34,216             838,292
       Sears Holdings Corp.                            (1)                          20,894           2,782,431
       Staples Inc.                                                                107,490           3,378,411
       Starbucks Corp.                                 (1)                          86,893           4,488,892
       Target Corp.                                                                194,812           9,744,496
       Tiffany & Co.                                   (2)                          31,389           1,083,548
       TJX Companies Inc.                              (2)                         104,685           2,578,392
       Toys R Us Inc.                                  (1) (2)                      46,488           1,197,531
       Walgreen Co.                                    (2)                         222,218           9,870,924
       Wal-Mart Stores Inc.                                                        737,924          36,977,372
       Wendy's International Inc.                                                   24,575             959,408
       Yum! Brands Inc.                                                             63,327           3,280,972
       --------------------------------------------------------------------------------------------------------
                                                                                                   156,789,751
       --------------------------------------------------------------------------------------------------------

       SAVINGS & LOANS--0.54%
       --------------------------------------------------------------------------------------------------------
       Golden West Financial Corp.                     (2)                          61,866           3,742,893
       Sovereign Bancorp Inc.                                                       81,187           1,799,104
       Washington Mutual Inc.                          (2)                         189,960           7,503,420
       --------------------------------------------------------------------------------------------------------
                                                                                                    13,045,417
       --------------------------------------------------------------------------------------------------------

       SEMICONDUCTORS--3.02%
       --------------------------------------------------------------------------------------------------------
       Advanced Micro Devices Inc.                     (1) (2)                      85,431           1,377,148
       Altera Corp.                                    (1) (2)                      80,609           1,594,446
       Analog Devices Inc.                                                          80,846           2,921,774
       Applied Materials Inc.                          (1)                         363,713           5,910,336
       Applied Micro Circuits Corp.                    (1)                          67,370             221,647
       Broadcom Corp. Class A                          (1)                          64,090           1,917,573
       Freescale Semiconductor Inc. Class B            (1)                          87,121           1,502,837
       Intel Corp.                                                               1,355,252          31,482,504
       KLA-Tencor Corp.                                (1) (2)                      42,671           1,963,293
       Linear Technology Corp.                         (2)                          66,710           2,555,660
       LSI Logic Corp.                                 (1) (2)                      82,538             461,387
       Maxim Integrated Products Inc.                                               70,996           2,901,607
       Micron Technology Inc.                          (1) (2)                     132,720           1,372,325
       National Semiconductor Corp.                                                 76,948           1,585,898
       Novellus Systems Inc.                                                        30,114             804,947
       NVIDIA Corp.                                    (1)                          35,870             852,271
       PMC-Sierra Inc.                                 (1)                          38,146             335,685
       QLogic Corp.                                    (1)                          19,775             800,888
       Teradyne Inc.                                   (1)                          41,881             611,463
       Texas Instruments Inc.                                                      374,487           9,545,674
       Xilinx Inc.                                     (2)                          75,533           2,207,830
       --------------------------------------------------------------------------------------------------------
                                                                                                    72,927,193
       --------------------------------------------------------------------------------------------------------

       SOFTWARE--4.19%
       --------------------------------------------------------------------------------------------------------
       Adobe Systems Inc.                                                           52,891           3,552,688
       Autodesk Inc.                                                                49,664           1,478,001
       Automatic Data Processing Inc.                  (2)                         126,813           5,700,244
       BMC Software Inc.                               (1)                          47,674             715,110
       Citrix Systems Inc.                             (1) (2)                      36,531             870,168
       Computer Associates International Inc.                                      116,703           3,162,651
       Compuware Corp.                                 (1)                          83,406             600,523
       Electronic Arts Inc.                            (1) (2)                      66,954           3,466,878
       First Data Corp.                                (2)                         175,084           6,882,552
       Fiserv Inc.                                     (1) (2)                      41,844           1,665,391
       IMS Health Inc.                                                              50,110           1,222,183
       Intuit Inc.                                     (1)                          40,199           1,759,510
       Mercury Interactive Corp.                       (1)                          18,186             861,653
       Microsoft Corp.                                                           2,203,552          53,259,852
       Novell Inc.                                     (1) (2)                      81,558             486,086
       Oracle Corp.                                    (1)                         979,968          12,230,001
       Parametric Technology Corp.                     (1)                          57,533             321,609
       Siebel Systems Inc.                             (1)                         111,491           1,017,913
       Veritas Software Corp.                          (1)                          91,480           2,124,166
       --------------------------------------------------------------------------------------------------------
                                                                                                   101,377,179
       --------------------------------------------------------------------------------------------------------

       TELECOMMUNICATIONS--5.42%
       --------------------------------------------------------------------------------------------------------
       ADC Telecommunications Inc.                     (1)                         174,720             347,693
       Alltel Corp.                                    (2)                          65,763           3,607,101
       Andrew Corp.                                    (1) (2)                      34,692             406,243
       AT&T Corp.                                                                  173,945           3,261,469
       Avaya Inc.                                      (1)                         104,061           1,215,432
       BellSouth Corp.                                                             398,484          10,476,144
       CenturyTel Inc.                                                              29,054             954,133
       CIENA Corp.                                     (1)                         121,735             209,384
       Cisco Systems Inc.                              (1)                       1,408,344          25,195,274
       Citizens Communications Co.                     (2)                          72,405             936,921
       Comverse Technology Inc.                        (1)                          42,697           1,076,818
       Corning Inc.                                    (1)                         306,395           3,410,176
       JDS Uniphase Corp.                              (1)                         310,133             517,922
       Lucent Technologies Inc.                        (1) (2)                     962,706           2,647,442
       Motorola Inc.                                                               533,359           7,984,384
       Nextel Communications Inc. Class A              (1)                         245,085           6,965,316
       QUALCOMM Inc.                                                               358,109          13,124,695
       Qwest Communications International Inc.         (1)                         369,119           1,365,740
       SBC Communications Inc.                                                     718,860          17,029,793
       Scientific-Atlanta Inc.                                                      32,928             929,228
       Sprint Corp. (FON Group)                                                    321,507           7,314,284
       Tellabs Inc.                                    (1)                          99,509             726,416
       Verizon Communications Inc.                                                 602,810          21,399,755
       --------------------------------------------------------------------------------------------------------
                                                                                                   131,101,763
       --------------------------------------------------------------------------------------------------------

       TEXTILES--0.06%
       --------------------------------------------------------------------------------------------------------
       Cintas Corp.                                    (2)                          33,052           1,365,378
       --------------------------------------------------------------------------------------------------------
                                                                                                     1,365,378
       --------------------------------------------------------------------------------------------------------

       TOYS, GAMES & HOBBIES--0.11%
       --------------------------------------------------------------------------------------------------------
       Hasbro Inc.                                                                  37,254             761,844
       Mattel Inc.                                     (2)                          90,240           1,926,624
       --------------------------------------------------------------------------------------------------------
                                                                                                     2,688,468
       --------------------------------------------------------------------------------------------------------

       TRANSPORTATION--1.57%
       --------------------------------------------------------------------------------------------------------
       Burlington Northern Santa Fe Corp.                                           82,269           4,436,767
       CSX Corp.                                       (2)                          46,816           1,949,886
       FedEx Corp.                                                                  65,536           6,157,107
       Norfolk Southern Corp.                                                       86,996           3,223,202
       Ryder System Inc.                                                            13,748             573,292
       Union Pacific Corp.                                                          56,736           3,954,499
       United Parcel Service Inc. Class B                                          243,559          17,716,482
       --------------------------------------------------------------------------------------------------------
                                                                                                    38,011,235
       --------------------------------------------------------------------------------------------------------

       TOTAL COMMON STOCKS
       (Cost: $2,417,501,323)                                                                    2,355,208,793
       --------------------------------------------------------------------------------------------------------

       Security                                                        Shares or Principal               Value
       --------------------------------------------------------------------------------------------------------

       SHORT-TERM INVESTMENTS--9.87%
       COMMERCIAL PAPER--1.78% (3)
       --------------------------------------------------------------------------------------------------------
       Amstel Funding Corp.
         2.95%, 08/19/05                                                           321,315             317,629
       Amsterdam Funding Corp.
         2.75% - 2.80%, 04/11/05 - 04/20/05                                      5,459,861           5,453,858
       ANZ National Bank Ltd.
         2.94%, 08/15/05                                                           386,511             382,226
       Bryant Park Funding LLC
         2.75% - 2.80%, 04/18/05 - 05/03/05                                        657,069             656,028
       Cantabric Finance LLC
         2.80%, 04/29/05                                                           417,432             416,523
       Chariot Funding LLC
         2.70%, 04/06/05                                                           208,716             208,638
       Chesham Finance LLC
         2.71% - 2.80%, 04/07/05 - 04/18/05                                        780,753             780,090
       Corporate Asset Funding
         2.75%, 05/05/05                                                           541,116             539,711
       CRC Funding LLC
         2.74%, 04/28/05                                                           386,511             385,717
       DEPFA Bank PLC
         2.28%, 05/03/05                                                           386,511             385,730
       Edison Asset Securitization
         2.26% - 3.12%, 05/03/05 - 09/06/05                                      2,628,278           2,615,701
       Fairway Finance LLC
         3.15%, 09/15/05                                                           687,643             677,594
       Falcon Asset Securitization Corp.
         2.75%, 04/14/05                                                           309,209             308,903
       Ford Credit Auto Receivables
         2.28% - 2.74%, 04/27/05 - 05/04/05                                        958,548             956,643
       Fortis Funding LLC
         2.35%, 05/09/05                                                         1,082,232           1,079,548
       General Electric Capital Corp.
         2.74%, 07/07/05                                                           386,511             383,658
       Georgetown Funding Co. LLC
         2.74% - 2.82%, 04/19/05 - 05/03/05                                      2,197,364           2,193,167
       Grampian Funding LLC
         3.00% - 3.13%, 08/22/05 - 09/09/05                                      2,319,069           2,290,548
       Jupiter Securitization Corp.
         2.71% - 2.80%, 04/11/05 - 04/28/05                                      5,973,210           5,965,673
       Kitty Hawk Funding Corp.
         2.75%, 04/15/05                                                         1,077,865           1,076,712
       Liberty Street Funding Corp.
         2.80%, 04/20/05                                                           387,524             386,951
       Moat Funding LLC
         2.74%, 05/02/05                                                           541,116             539,839
       Mortgage Interest Networking Trust
         2.77%, 04/13/05                                                           641,609             641,017
       New Center Asset Trust
         2.80%, 04/15/05                                                           773,023             772,181
       Nordea North America Inc.
         2.74%, 07/11/05                                                           386,511             383,540
       Park Avenue Receivables Corp.
         2.75% - 2.80%, 04/14/05 - 04/21/05                                        881,749             880,655
       Park Granada LLC
         2.76% - 2.81%, 04/11/05 - 04/29/05                                      2,488,902           2,485,340
       Polonius Inc.
         2.82%, 04/28/05                                                           641,609             640,252
       Preferred Receivables Funding Corp.
         2.75%, 04/13/05 - 04/15/05                                                665,758             665,088
       Ranger Funding Co. LLC
         2.75%, 04/14/05                                                         1,159,534           1,158,385
       Santander Central Hispano
         2.75%, 07/08/05                                                           966,279             959,058
       Scaldis Capital LLC
         2.75%, 07/08/05                                                           193,472             192,024
       Societe Generale
         2.75%, 05/03/05                                                           695,721             694,021
       Sydney Capital Corp.
         2.75%, 04/12/05                                                         1,349,466           1,348,332
       Thames Asset Global Securitization No. 1 Inc.
         2.80%, 04/20/05                                                           672,530             671,536
       Three Pillars Funding Co.
         2.79% - 2.80%, 04/05/05 - 04/19/05                                        673,566             672,880
       Ticonderoga Master Funding Ltd.
         2.75%, 04/14/05                                                           504,111             503,611
       Tulip Funding Corp.
         2.71%, 04/08/05                                                           639,251             638,914
       Variable Funding Capital Corp.
         2.80%, 04/20/05                                                           595,228             594,348
       Yorktown Capital LLC
         2.80%, 04/20/05                                                         1,213,646           1,211,853
       --------------------------------------------------------------------------------------------------------
                                                                                                    43,114,122
       --------------------------------------------------------------------------------------------------------

       FLOATING RATE NOTES--2.53% (3)
       --------------------------------------------------------------------------------------------------------
       Allstate Life Global Funding II
         2.74%, 01/10/06                               (4)                         355,591             355,601
       American Express Centurion Bank
         2.81% - 2.86%, 10/26/05 - 01/24/06                                      2,705,580           2,706,021
       Bank of Nova Scotia
         2.65% - 2.77%, 09/26/05 - 01/03/06                                        502,465             502,351
       Beta Finance Inc.
         2.66% - 3.04%, 05/04/05 - 10/27/05            (4)                       2,512,325           2,512,523
       BMW US Capital LLC
         2.82%, 04/18/06                               (4)                         773,023             773,023
       Canadian Imperial Bank of Commerce
         2.73% - 2.79%, 09/13/05 - 12/14/05                                      2,628,278           2,627,830
       CC USA Inc.
         1.29% - 2.66%, 04/15/05 - 07/29/05            (4)                       2,319,069           2,318,976
       Commodore CDO Ltd.
         3.08%, 12/12/05                                                           193,256             193,256
       Den Danske Bank NY
         2.73% - 2.78%, 08/12/05 - 10/17/05                                      2,319,069           2,318,765
       DEPFA Bank PLC
         2.99%, 12/15/05                                                           773,023             773,023
       Dorada Finance Inc.
         2.66%, 07/29/05                               (4)                         641,609             641,546
       Fairway Finance LLC
         2.80%, 06/20/05                                                           386,511             386,503
       Fifth Third Bancorp
         2.81%, 02/23/06                               (4)                       1,546,046           1,546,046
       Five Finance Inc.
         2.80% - 2.84%, 04/29/05 - 02/27/06            (4)                       1,004,930           1,004,971
       General Electric Capital Corp.
         2.86%, 03/09/06                                                           347,860             348,303
       General Electric Commercial Equipment Financing
       LLC
         2.81%, 11/20/05                                                           282,251             282,251
       Greenwich Capital Holdings Inc.
         2.68%, 09/02/05                                                           502,465             502,465
       Hartford Life Global Funding Trust
         2.80%, 02/15/06                                                           773,023             773,023
       HBOS Treasury Services PLC
         2.73% - 3.08%, 01/10/06 - 01/24/06                                      2,319,069           2,319,069
       K2 USA LLC
         2.64% - 2.83%, 06/10/05 - 02/15/06            (4)                       3,478,603           3,478,655
       Leafs LLC
         2.85%, 01/20/06 - 02/21/06                    (4)                         811,674             811,674
       Links Finance LLC
         2.72% - 3.02%, 04/15/05 - 02/06/06            (4)                       3,169,394           3,170,105
       Lothian Mortgages PLC
         2.84%, 01/24/06                               (4)                       1,546,046           1,546,046
       Marshall & Ilsley Corp.
         2.95%, 02/20/06                                                           773,023             773,845
       MetLife Funding Inc.
         2.74%, 03/06/06                               (4)                       1,159,534           1,159,534
       National City Bank (Ohio)
         2.69% - 2.78%, 06/10/05 - 08/09/05                                      1,932,557           1,932,445
       Nationwide Building Society
         2.75% - 3.12%, 01/13/06 - 04/07/06            (4)                       2,860,185           2,860,729
       Norddeutsche Landesbank
         2.63%, 07/27/05                                                           773,023             772,936
       Northern Rock PLC
         2.73% - 2.82%, 10/25/05 - 02/03/06            (4)                       2,319,069           2,319,069
       Permanent Financing PLC
         2.74% - 2.80%, 06/10/05 - 03/10/06                                      2,744,231           2,744,231
       Sedna Finance Inc.
         2.78%, 01/10/06 - 01/17/06                    (4)                         425,163             425,078
       Sigma Finance Inc.
         2.55% - 3.04%, 08/17/05 - 01/09/06            (4)                       3,942,417           3,942,570
       Tango Finance Corp.
         2.71% - 2.82%, 04/07/05 - 09/15/05            (4)                       2,378,592           2,378,515
       Wachovia Asset Securitization Inc.
         2.84%, 04/25/05                                                         2,319,069           2,319,068
       Wells Fargo & Co.
         2.78%, 03/15/06                               (4)                         386,511             386,563
       WhistleJacket Capital LLC
         2.72% - 2.97%, 06/15/05 - 01/17/06            (4)                       2,705,580           2,705,377
       White Pine Finance LLC
         2.57% - 2.81%, 04/15/05 - 01/13/06            (4)                       3,896,036           3,895,774
       Winston Funding Ltd.
         2.75%, 04/25/05                               (4)                         551,938             551,938
       World Savings Bank
         2.71%, 09/09/05                                                           270,558             270,546
       --------------------------------------------------------------------------------------------------------
                                                                                                    61,330,244
       --------------------------------------------------------------------------------------------------------

       MONEY MARKET FUNDS--2.49%
       --------------------------------------------------------------------------------------------------------
       Barclays Global Investors Funds Government      (3) (5)                   3,092,092           3,092,092
       Money Market Fund, Institutional Shares
       Barclays Global Investors Funds Institutional
       Money Market Fund, Institutional Shares         (5)                      56,625,057          56,625,057
       BlackRock Temp Cash Money Market Fund           (3)                         144,163             144,163
       Short-Term Investment Co. - Prime Money Market
       Portfolio, Institutional Shares                 (3)                         324,035             324,035
       --------------------------------------------------------------------------------------------------------
                                                                                                    60,185,347
       --------------------------------------------------------------------------------------------------------

       REPURCHASE AGREEMENTS--1.82% (3)
       --------------------------------------------------------------------------------------------------------
       Bank of America N.A. Repurchase Agreements,     (6)        $             17,006,505          17,006,505
       dated 3/31/05, due 4/1/05, with a total
       maturity value of $17,007,872 and effective
       yields of 2.89% - 2.90%.
       Goldman Sachs & Co. Repurchase Agreement, dated
       3/31/05, due 4/1/05, with a maturity value of
       $15,461,700 and an effective yeild of 2.89%.    (6)                      15,460,459          15,460,459
       Merrill Lynch Government Securities Inc.
       Repurchase Agreement, dated 3/31/05, due
       4/1/05, with a maturity value of $11,596,275
       and an effective yeild of 2.89%.                (6)                      11,595,344          11,595,344
       --------------------------------------------------------------------------------------------------------
                                                                                                    44,062,308
       --------------------------------------------------------------------------------------------------------

       TIME DEPOSITS--1.01% (3)
       --------------------------------------------------------------------------------------------------------
       Abbey National Treasury Services PLC
         1.39%, 04/08/05                                                           541,116             541,113
       Banco Bilbao Vizcaya Argentaria SA
         3.18%, 09/14/05                                                           773,023             773,023
       BNP Paribas (New York)
         2.78% - 3.03%, 07/11/05 - 08/23/05                                      1,082,232           1,082,232
       Credit Suisse First Boston
         2.75% - 2.81%, 05/03/05                                                 1,004,930           1,004,930
       First Tennessee Bank
         2.77%, 04/15/05                                                           386,511             386,511
       HBOS Treasury Services PLC
         1.24% - 3.39%, 04/01/05 - 12/14/05                                        958,548             958,549
       Natexis Banques
         2.98%, 08/18/05                                                           773,023             773,023
       Norddeutsche Landesbank
         2.11%, 06/07/05                                                           773,023             772,995
       Rabobank Nederland NV NY
         2.84%, 04/01/05                                                         5,687,942           5,687,942
       Societe Generale
         2.81% - 2.83%, 04/01/05 - 05/03/05                                      1,893,906           1,893,906
       SunTrust Bank
         2.68%, 05/03/05                                                           773,023             772,956
       Toronto-Dominion Bank
         1.77% - 3.18%, 04/29/05 - 11/09/05                                      2,628,278           2,628,197
       UBS AG
         2.67% - 3.40%, 04/29/05 - 12/15/05                                      1,391,441           1,391,437
       Washington Mutual Bank
         2.81%, 05/02/05 - 05/03/05                                              3,826,464           3,826,463
       Wells Fargo Bank N.A.
         2.79%, 04/15/05                                                           773,023             773,020
       World Savings Bank
         2.75%, 05/03/05                                                         1,082,232           1,082,232
       --------------------------------------------------------------------------------------------------------
                                                                                                    24,348,529
       --------------------------------------------------------------------------------------------------------

       U.S. GOVERNMENT AGENCY NOTES--0.09% (3)
       --------------------------------------------------------------------------------------------------------
       Federal Home Loan Mortgage Corp.
         1.63% - 2.06%, 04/15/05 - 05/31/05                                        926,491             925,235
       Federal National Mortgage Association
         2.33%, 07/22/05                                                         1,159,534           1,151,147
       --------------------------------------------------------------------------------------------------------
                                                                                                     2,076,382
       --------------------------------------------------------------------------------------------------------

       U.S. TREASURY OBLIGATIONS--0.15% (3)
       --------------------------------------------------------------------------------------------------------
       U.S. Treasury Bill
         2.71%(7), 06/23/05                            (8)                       3,650,000           3,627,341
       --------------------------------------------------------------------------------------------------------
                                                                                                     3,627,341
       --------------------------------------------------------------------------------------------------------

       TOTAL SHORT-TERM INVESTMENTS
       (Cost: $238,743,635)                                                                        238,744,273
       --------------------------------------------------------------------------------------------------------


       TOTAL INVESTMENTS IN SECURITIES -- 107.24%
       (Cost: $2,656,244,958)                          (9)                                       2,593,953,066
       --------------------------------------------------------------------------------------------------------
       Other Assets, Less Liabilities -- (7.24%)                                                 (175,154,174)
       --------------------------------------------------------------------------------------------------------
       NET ASSETS -- 100.00%                                                                  $  2,418,798,892
       ========================================================================================================

NVS    Non-Voting Shares
(1)    Non-income earning security.
(2)    All or a portion of this security represents a security on loan.
       See Note 3.
(3) All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4) All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5) The Master Portfolio's investment adviser is an affiliate of the issuer. See Note 2.
(6) Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.72% to 8.00% and maturity dates ranging from 4/1/05 to 4/1/43.
(7)    Yield to maturity.
(8) This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of futures contracts. See Note 1.
(9) The cost of investments for federal income tax purposes was $2,707,789,761. Net unrealized depreciation aggregated $113,836,695, of which
       $276,993,696 represented gross unrealized appreciation on securities and $390,830,391 represented gross unrealized depreciation on securities.

See accompanying notes to schedule of investments.

As of March 31, 2005, the open futures contracts held by the Master Portfolio were as follows:

-------------------------------------------------------------------------------
                                                  Notional                 Net
Futures Contracts                    Number of    Contract          Unrealized
(Expiration Date)                    Contracts       Value        Depreciation
-------------------------------------------------------------------------------
E-mini S&P 500 Index (06/17/05)        1,074     63,575,430       $   (818,493)
                                                           --------------------
                                                                  $   (818,493)
                                                           ====================

-------------------------------------------------------------------------------

See accompanying notes to schedule of investments.


S&P 500 INDEX MASTER PORTFOLIO
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)


1.       SIGNIFICANT ACCOUNTING POLICIES

        Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust. As of March 31, 2005, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, International Index, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, Russell 2000 Index, S&P 500 Index and Treasury Money Market Master Portfolios.

        These notes relate only to the schedule of investments for the S&P 500 Index Master Portfolio (the "Master Portfolio").

     SECURITY VALUATION

     The securities of the Master Portfolio are valued primarily on the basis of market prices. Short-term investments are valued at amortized cost, which approximates market value.

     Securities held under a repurchase agreement are valued at a price equal to the amount of the cash investment at the time of valuation on the valuation date. The market values of the underlying securities are determined in accordance with the above discussed valuation methods, as appropriate, for the purpose of determining the adequacy of collateral.

     Securities of investment companies, other than investment companies whose shares are traded on an exchange, are valued at the investment company's published net asset value per share.

     Any securities or other assets for which market quotations are not readily available are valued in accordance with fair value pricing policies approved by the Board of Trustees of MIP (the "Board").

     FUTURES CONTRACTS

       The Master Portfolio may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt and equity securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin". When the contract is closed, the Master Portfolio records a realized gain (loss), equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the U.S. Securities and Exchange Commission ("SEC"), the Master Portfolio is required to segregate cash, U.S. Government securities or high-quality, liquid debt instruments and equity securities in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

     The Master Portfolio has pledged to brokers a U.S. Treasury Bill with a face amount of $3,650,000 for initial margin requirements.

     REPURCHASE AGREEMENTS

     The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. As of March 31, 2005, a portion of the cash collateral for securities on loan was invested in repurchase agreements as disclosed in the Master Portfolio's Schedule of Investments. For further information, see Note 3, below.

2.       AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an exemptive order issued by the SEC, the Master Portfolio may invest in the Institutional Shares of the Government Money Market Fund ("GMMF"), Institutional Money Market Fund ("IMMF") and Prime Money Market Fund ("PMMF") of Barclays Global Investors Funds. The GMMF, IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio and Prime Money Market Master Portfolio, respectively, which are managed by Barclays Global Fund Advisors ("BGFA"), the Master Portfolio's investment adviser. The GMMF, IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The GMMF, IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital.

The following table provides information about the investment by the Master Portfolio in shares of issuers of which BGFA is an affiliate for the three months ended March 31, 2005, including income earned from these affiliated issuers.

------------------------------ --------------- ------------ ------------- -------------- -------------- -----------
                               Number of
                               Shares Held                                Number of
                               Beginning       Gross        Gross         Shares Held    Value at
                               of Period       Additions    Reductions    End of Period  End of         Interest
Name of Affiliated Issuer      ( in 000s)      ( in 000s)   ( in 000s)    ( in 000s)     Period         Income
------------------------------ --------------- ------------ ------------- -------------- -------------- -----------
IMMF                                   17,466    4,571,631     4,532,472         56,625    $56,625,057    $454,694
------------------------------ --------------- ------------ ------------- -------------- -------------- -----------

     The Master Portfolio invested cash collateral from securities on loan in the GMMF, IMMF and PMMF. Due to the nature of the structure of the joint account used for the investment of the collateral for securities on loan, the information reported above for the Master Portfolio does not include the Master Portfolio's holdings of the GMMF, IMMF and PMMF in connection with the investment of collateral for securities on loan.

3.   PORTFOLIO SECURITIES LOANED

     The Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers, and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

     As of March 31, 2005, the Master Portfolio had loaned securities which were collateralized by cash. The cash collateral received was invested in a joint account with other investment funds managed by BGFA, which invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities.

Strong Large Cap Core Fund
March 31, 2005 (Unaudited)
                                                                         Shares or
                                                                         Principal
                                                                           Amount           Value
----------------------------------------------------------------------------------------------------
Common Stocks 96.0%
Banks - Money Center 12.0%
Bank of America Corporation                                                     2,800     $ 123,480
The Bank of New York Company, Inc.                                              4,700       136,535
Citigroup, Inc.                                                                 3,200       143,808
J.P. Morgan Chase & Company                                                     3,400       117,640
                                                                                     ---------------
                                                                                            521,463
Banks - Super Regional 1.5%
U.S. Bancorp                                                                    2,200        63,404

Commercial Services - Advertising 2.2%
The Interpublic Group of Companies, Inc. (b)                                    7,800        95,784

Computer Software - Desktop 3.2%
Microsoft Corporation                                                           5,800       140,186

Cosmetics - Personal Care 2.1%
The Procter & Gamble Company                                                    1,700        90,100

Diversified Operations 5.8%
General Electric Company                                                        4,000       144,240
Tyco International, Ltd.                                                        3,200       108,160
                                                                                     ---------------
                                                                                            252,400
Electrical - Equipment 3.6%
American Power Conversion Corporation                                           6,000       156,660

Electronics - Miscellaneous Components 5.7%
Symbol Technologies, Inc.                                                       9,000       130,410
Vishay Intertechnology, Inc. (b)                                                9,600       119,328
                                                                                     ---------------
                                                                                            249,738
Electronics - Semiconductor Manufacturing 6.8%
Intel Corporation                                                               6,600       153,318
Novellus Systems, Inc. (b)                                                      5,400       144,342
                                                                                     ---------------
                                                                                            297,660
Finance - Investment Brokers 7.9%
The Goldman Sachs Group, Inc.                                                   1,100       120,989
Lehman Brothers Holdings, Inc.                                                    500        47,080
Merrill Lynch & Company, Inc.                                                     800        45,280
Morgan Stanley                                                                  2,300       131,675
                                                                                     ---------------
                                                                                            345,024
Finance - Mortgage & Related Services 1.2%
FHLMC                                                                             500        31,600
FNMA                                                                              400        21,780
                                                                                     ---------------
                                                                                             53,380
Food - Miscellaneous Preparation 0.3%
General Mills, Inc.                                                               300        14,745

Insurance - Diversified 3.6%
American International Group, Inc.                                              2,800       155,148

Media - Cable TV 3.4%
Comcast Corporation Class A (Non-Voting) (b)                                    4,400       146,960

Media - Diversified 0.4%
Time Warner, Inc. (b)                                                           1,000        17,550

Media - Radio/TV 1.2%
Liberty Media Corporation Class A (b)                                           5,000        51,850

Medical - Biomedical/Biotechnology 3.4%
Medimmune, Inc. (b)                                                             6,300       150,003

Medical - Ethical Drugs 7.1%
Merck & Company, Inc.                                                           2,900        93,873
Pfizer, Inc.                                                                    5,600       147,112
Wyeth                                                                           1,600        67,488
                                                                                     ---------------
                                                                                            308,473
Medical - Products 2.3%
Baxter International, Inc.                                                        500        16,990
Boston Scientific Corporation (b)                                               2,900        84,941
                                                                                     ---------------
                                                                                            101,931
Oil & Gas - Field Services 0.8%
Tidewater, Inc.                                                                   900        34,974

Oil & Gas - International Integrated 8.1%
ChevronTexaco Corporation                                                       1,500        87,465
ConocoPhillips                                                                  1,000       107,840
Exxon Mobil Corporation                                                         2,600       154,960
                                                                                     ---------------
                                                                                            350,265
Retail - Clothing/Shoes 4.6%
The Gap, Inc.                                                                   6,000       131,040
Ross Stores, Inc.                                                               2,300        67,022
                                                                                     ---------------
                                                                                            198,062
Retail - Drug Stores 2.7%
CVS Corporation                                                                 1,100        57,882
Walgreen Company                                                                1,300        57,746
                                                                                     ---------------
                                                                                            115,628
Retail - Major Discount Chains 2.3%
Wal-Mart Stores, Inc.                                                           2,000       100,220

Telecommunications - Equipment 0.9%
Lucent Technologies, Inc. (b)                                                  14,000        38,500

Telecommunications - Wireless Equipment 2.9%
Nokia Corporation Sponsored ADR                                                 8,200       126,526
----------------------------------------------------------------------------------------------------
Total Common Stocks (Cost $4,002,172)                                                     4,176,634
----------------------------------------------------------------------------------------------------
Short-Term Investments (a) 2.5%
Repurchase Agreements
State Street Bank (Dated 3/31/05), 0.85%, Due 4/01/05
(Repurchase proceeds $108,503); Collateralized by: United States
Government & Agency Issues                                                $   108,500       108,500
----------------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $108,500)                                                108,500
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $4,110,672) 98.5%                                   4,285,134
Other Assets and Liabilities, Net 1.5%                                                       65,935
----------------------------------------------------------------------------------------------------
Net Assets 100.0%                                                                        $4,351,069
====================================================================================================

LEGEND
------------------------------------------------------------------------------
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b) Non-income producing security.

Percentages are stated as a percent of net assets.

Due to this fund's reorganization effective April 11, 2005 and as a result of a change in accounting service provider, industry classifications may not be consistent across all Strong equity funds.

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.

Strong Large Company Growth Fund
March 31, 2005 (Unaudited)
                                                                        Shares or
                                                                        Principal
                                                                           Amount                Value
-----------------------------------------------------------------------------------------------------------
Common Stocks 98.7%
Apparel - Clothing Manufacturing 1.0%
Coach, Inc. (b)                                                                 23,950        $  1,356,289

Apparel - Shoes & Related Manufacturing 1.5%
NIKE, Inc. Class B                                                              23,940           1,994,441

Banks - Money Center 1.3%
The Bank of New York Company, Inc.                                              62,400           1,812,720

Banks - Super Regional 2.8%
Marshall & Ilsley Corporation                                                   45,700           1,907,975
Wachovia Corporation                                                            36,350           1,850,579
                                                                                      ---------------------
                                                                                                 3,758,554
Computer - Data Storage 4.0%
EMC Corporation (b)                                                            445,350           5,486,712

Computer - Local Networks 1.0%
Juniper Networks, Inc. (b)                                                      63,400           1,398,604

Computer - Manufacturers 4.8%
Apple Computer, Inc. (b)                                                        19,500             812,565
Dell, Inc. (b)                                                                 147,990           5,685,776
                                                                                      ---------------------
                                                                                                 6,498,341
Computer Software - Education/Entertainment 0.8%
Electronic Arts, Inc. (b)                                                       20,300           1,051,134

Computer Software - Enterprise 2.6%
Oracle Systems Corporation (b)                                                 283,500           3,538,080

Computer Software - Security 3.4%
Check Point Software Technologies, Ltd. (b)                                    127,750           2,777,285
VeriSign, Inc. (b)                                                              63,000           1,808,100
                                                                                      ---------------------
                                                                                                 4,585,385
Diversified Operations 4.1%
General Electric Company                                                       156,250           5,634,375

Electronics - Semiconductor Manufacturing 4.3%
Marvell Technology Group, Ltd. (b)                                              82,800           3,174,552
Texas Instruments, Inc.                                                        105,500           2,689,195
                                                                                      ---------------------
                                                                                                 5,863,747
Food - Confectionery 2.3%
William Wrigley, Jr. Company                                                    46,950           3,078,512

Household - Consumer Electronics 0.9%
Harman International Industries, Inc.                                           14,550           1,287,093

Insurance - Diversified 1.0%
Prudential Financial, Inc.                                                      24,100           1,383,340

Insurance - Property/Casualty/Title 2.8%
The Allstate Corporation                                                        45,600           2,465,136
Chubb Corporation                                                               17,350           1,375,334
                                                                                      ---------------------
                                                                                                 3,840,470
Internet - Content 3.3%
Yahoo! Inc. (b)                                                                133,350           4,520,565

Internet - E*Commerce 0.5%
eBay, Inc. (b)                                                                  18,650             694,899

Leisure - Hotels & Motels 1.8%
Las Vegas Sands Corporation (b)                                                  9,400             423,000
Marriott International, Inc. Class A                                            30,600           2,045,916
                                                                                      ---------------------
                                                                                                 2,468,916
Leisure - Services 2.7%
Royal Caribbean Cruises, Ltd.                                                   81,400           3,637,766

Leisure - Toys/Games/Hobby 0.5%
Marvel Enterprises, Inc. (b)                                                    36,100             722,000

Media - Cable TV 1.6%
EchoStar Communications Corporation Class A                                     75,450           2,206,912

Medical - Biomedical/Biotechnology 4.1%
Genzyme Corporation (b)                                                         60,750           3,477,330
Gilead Sciences, Inc. (b)                                                       58,200           2,083,560
                                                                                      ---------------------
                                                                                                 5,560,890
Medical - Generic Drugs 2.8%
Teva Pharmaceutical Industries, Ltd. ADR                                       121,850           3,777,350

Medical - Health Maintenance Organizations 7.6%
UnitedHealth Group, Inc.                                                        44,450           4,239,641
WellPoint, Inc. (b)                                                             48,600           6,092,010
                                                                                      ---------------------
                                                                                                10,331,651
Medical - Products 7.0%
Alcon, Inc.                                                                     40,810           3,643,925
Boston Scientific Corporation (b)                                               79,150           2,318,303
Medtronic, Inc.                                                                 69,250           3,528,287
                                                                                      ---------------------
                                                                                                 9,490,515
Medical - Systems/Equipment 0.9%
Fisher Scientific International, Inc. (b)                                       22,400           1,275,008

Medical/Dental - Services 1.3%
Medco Health Solutions, Inc. (b)                                                36,500           1,809,305

Metal Ores - Gold/Silver 1.4%
Placer Dome, Inc.                                                              115,050           1,866,111

Oil & Gas - Canadian Exploration & Production 2.2%
Canadian Natural Resources, Ltd.                                                52,250           2,968,845

Oil & Gas - Drilling 2.7%
Transocean, Inc. (b)                                                            72,200           3,715,412

Oil & Gas - Field Services 2.1%
Halliburton Company                                                             65,900           2,850,175

Oil & Gas - Production/Pipeline 3.0%
The Williams Companies, Inc.                                                   215,100           4,046,031

Real Estate Operations 0.6%
The St. Joe Company                                                             11,550             777,315

Retail - Drug Stores 2.0%
CVS Corporation                                                                 51,800           2,725,716

Retail - Major Discount Chains 1.5%
Target Corporation                                                              39,950           1,998,299

Telecommunications - Services 4.2%
Sprint Corporation                                                             251,900           5,730,725

Telecommunications - Wireless Equipment 4.3%
QUALCOMM, Inc.                                                                  83,550           3,062,108
Research in Motion, Ltd. (b)                                                    36,700           2,804,614
                                                                                      ---------------------
                                                                                                 5,866,722
Telecommunications - Wireless Services 0.5%
NII Holdings, Inc. Class B (b)                                                  12,250             704,375

Transportation - Airline 1.5%
Southwest Airlines Company                                                     142,300           2,026,352
-----------------------------------------------------------------------------------------------------------
Total Common Stocks (Cost $125,553,379)                                                        134,339,652
-----------------------------------------------------------------------------------------------------------
Short-Term Investments (a) 4.4%
Repurchase Agreements
State Street Bank (Dated 3/31/05), 0.85%, Due 4/01/05
(Repurchase proceeds $6,042,743); Collateralized by: United
States Government & Agency Issues                                        $   6,042,600           6,042,600
-----------------------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $6,042,600)                                                   6,042,600
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $131,595,979) 103.1%                                     140,382,252
Other Assets and Liabilities, Net (3.1%)                                                       (4,209,826)
-----------------------------------------------------------------------------------------------------------
Net Assets 100.0%                                                                         $    136,172,426
===========================================================================================================

LEGEND
------------------------------------------------------------------------------
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b) Non-income producing security.

Percentages are stated as a percent of net assets.

Due to this fund's reorganization effective April 11, 2005 and as a result of a change in accounting service provider, industry classifications may not be consistent across all Strong equity funds.

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.


SCHEDULE OF INVESTMENTS -- March 31, 2005 (UNAUDITED)

STRONG MID CAP DISCIPLINED FUND


Shares            Security Name                                                                                        Value
Common Stocks - 96.61%

Amusement & Recreation Services - 1.55%
         842,000  World Wrestling Entertainment Incorporated                                                   $        10,104,000
                                                                                                              --------------------

Apparel & Other Finished Products Made From Fabrics & Similar Materials - 1.89%
       1,058,000  Tommy Hilfiger Corporation+                                                                           12,378,600
                                                                                                              --------------------

Business Services - 5.91%
         365,000  Computer Associates International Incorporated                                                         9,891,500
         405,800  Unisys Corporation+                                                                                    2,864,948
       1,114,500  Veritas Software Corporation+                                                                         25,878,690

                                                                                                                        38,635,138
                                                                                                              --------------------

Chemicals & Allied Products - 8.26%
         360,000  Biogen IDEC Incorporated+                                                                             12,423,600
         675,000  Chiron Corporation+                                                                                   23,665,500
         520,000  ImClone Systems Incorporated+                                                                         17,940,000

                                                                                                                        54,029,100
                                                                                                              --------------------

Communications - 12.37%
         670,000  Clear Channel Communications Incorporated                                                             23,094,900
       1,490,000  Cumulus Media Incorporated Class A+                                                                   21,232,500
         244,600  Emmis Communications Corporation Class A+                                                              4,701,212
         650,000  IAC InterActiveCorp+                                                                                  14,475,500
       1,691,000  Spanish Broadcasting Systems Incorporated+                                                            17,349,660

                                                                                                                        80,853,772
                                                                                                              --------------------

Depository Institutions - 1.26%
         452,800  First Financial Bancorp                                                                                8,263,600
                                                                                                              --------------------

Electric, Gas & Sanitary Services - 5.33%
       1,039,800  CenterPoint Energy Incorporated#                                                                      12,508,794
          86,000  DTE Energy Company#                                                                                    3,911,280
         150,000  FirstEnergy Corporation                                                                                6,292,500
         116,000  Keyspan Corporation                                                                                    4,520,520
          60,000  Nisource Incorporated                                                                                  1,367,400
          53,000  Sempra Energy                                                                                          2,111,520
         144,000  Waste Management Incorporated                                                                          4,154,400

                                                                                                                        34,866,414
                                                                                                              --------------------

Engineering, Accounting, Research Management & Related Services - 0.12%
          56,000  Servicemaster Company                                                                                    756,000
                                                                                                              --------------------

Food & Kindred Products - 12.35%
         385,000  Campbell Soup Company                                                                                 11,172,700
       1,000,000  Coca-Cola Enterprises Incorporated                                                                    20,520,000
         408,000  ConAgra Foods Incorporated                                                                            11,024,160
       2,429,000  Del Monte Foods Company+                                                                              26,354,650
         425,000  Sara Lee Corporation                                                                                   9,418,000
          61,000  Smithfield Foods Incorporated+                                                                         1,924,550
          20,000  Tyson Foods Incorporated Class A                                                                         333,600

                                                                                                                        80,747,660
                                                                                                              --------------------

Food Stores - 3.59%
       1,465,000  Kroger Company+                                                                                       23,483,950
                                                                                                              --------------------

Furniture & Fixtures - 2.47%
         735,000  Newell Rubbermaid Incorporated                                                                        16,125,900
                                                                                                              --------------------

Health Services - 0.02%
           2,000  Triad Hospitals Incorporated+                                                                            100,200
                                                                                                              --------------------

Industrial & Commercial Machinery & Computer Equipment - 8.81%
         965,000  Agco Corporation+                                                                                     17,611,250
         445,000  Cooper Cameron Corporation+#                                                                          25,458,450
         311,000  National-Oilwell Incorporated+#                                                                       14,523,700

                                                                                                                        57,593,400
                                                                                                              --------------------

Insurance Agents, Brokers & Service - 0.45%
         248,500  USI Holdings Corporation+                                                                              2,927,330
                                                                                                              --------------------

Insurance Carriers - 9.33%
           2,000  Conseco Incorporated+                                                                                     40,840
          25,000  Loews Corporation                                                                                      1,838,500
         673,100  Ohio Casualty Corporation+                                                                            15,467,838
          57,000  Old Republic International Corporation                                                                 1,327,530
         340,100  Safeco Corporation                                                                                    16,566,271
         670,000  Scottish Re Group Limited                                                                             15,088,400
         290,000  St. Paul Companies Incorporated                                                                       10,651,700

                                                                                                                        60,981,079
                                                                                                              --------------------

Measuring, Analyzing & Controlling Instruments: Photographic, Medical & Optical Goods - 6.28%
         675,000  Boston Scientific Corporation+                                                                        19,770,750
         205,000  Millipore Corporation+                                                                                 8,897,000
         319,600  Raytheon Company                                                                                      12,368,520

                                                                                                                        41,036,270
                                                                                                              --------------------

Metal Mining - 8.13%
         220,000  AngloGold Ashanti Limited ADR                                                                          7,579,000
         775,000  Barrick Gold Corporation                                                                              18,569,000
         520,000  Glamis Gold Limited+@                                                                                  8,117,200
         620,000  Gold Fields Limited ADR                                                                                7,123,800
         680,000  Goldcorp Incorporated                                                                                  9,662,800
          50,000  Newmont Mining Corporation                                                                             2,112,500

                                                                                                                        53,164,300
                                                                                                              --------------------

Oil & Gas Extraction - 1.46%
         200,000  Devon Energy Corporation                                                                               9,550,000
                                                                                                              --------------------

Paper & Allied Products - 0.74%
         153,000  MeadWestvaco Corporation                                                                               4,868,460
                                                                                                              --------------------

Printing, Publishing & Allied Industries - 5.30%
             900  Playboy Enterprises Incorporated Class B (non-voting)+                                                    11,610
       2,000,000  Readers Digest Association Incorporated                                                               34,620,000

                                                                                                                        34,631,610
                                                                                                              --------------------

Wholesale Trade-Durable Goods - 0.99%
         570,000  PSS World Medical Incorporated+                                                                        6,480,900
                                                                                                              --------------------

Total Common Stocks (Cost $569,228,787)                                                                                631,577,683
                                                                                                              --------------------

Preferred Stocks - 0.41%
         100,000  Scottish Re Group Limited+                                                                             2,697,000

Total Preferred Stocks (Cost $2,500,000)                                                                                 2,697,000
                                                                                                              --------------------
Principal         Security Name                                                  Interest Rate  Maturity Date          Value

US Treasury Securities - 2.79%

US Treasury Bills - 2.79%
$      8,600,000  US Treasury Bill+^#                                                  2.33%      04/14/2005             8,592,873
       5,200,000  US Treasury Bill+^#                                                  2.36       04/21/2005             5,193,355
       1,100,000  US Treasury Bill^                                                    2.32       04/28/2005             1,097,913
       3,330,000  US Treasury Bill^#                                                   2.54       05/19/2005             3,318,253
          20,000  US Treasury Bill+^                                                   2.55       05/19/2005                19,929
                                                                                                              --------------------

Total US Treasury Securities (Cost $18,222,875)                                                                         18,222,323
                                                                                                              --------------------
                                                                                                Strike Price/
Principal                                                                                      Expiration Date         Value

Options - 0.15%
           3,110  National Oilwell Varco Incorporated Put+                                $ 45    05/20/2005               567,575
           1,100  Philadelphia Stock Exchange Oil Service Sector Index Put+                130    06/17/2005               352,000
             770  Philadelphia Stock Exchange Utility Sector Index Put                     330    06/17/2005                42,350

Total Options (Premiums Received $1,104,476)                                                                               961,925
                                                                                                              --------------------

Short-Term Investments - 0.77%*
Shares            Security Name                                                                                        Value

Mutual Fund - 0.77%
       5,040,457  Wells Fargo Money Market Trust~                                                                        5,040,457
                                                                                                              --------------------

Total Short-Term Investments (Cost $5,040,457)                                                                           5,040,457
                                                                                                              --------------------

Total Investments in Securities
(Cost $596,096,595)                                      100.73%                                               $       658,499,388

Other Assets and Liabilities, Net                         (0.73)                                                        (4,752,705)
                                                       -------                                                --------------------

Total Net Assets                                         100.00%                                               $       653,746,683
                                                       -------                                                --------------------

+   Non-income earning securities.
~ This Strong Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee for such investments.
# All or a portion of this security is segregated as collateral for open written option contracts.
^   Zero coupon/ stepped coupon bond. Interest rate presented is yield to maturity.
@   Securities issued on a when-issued basis.
* Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.

    Percentages are stated as a percent of net assets.

    Due to this fund's reorganization effective April 11, 2005 and as a result of a change in accounting service provider, industry classifications may not be consistent across all Strong equity funds.

    The schedule of investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

                                                                                               Strike Price/
Principal                                                                                      Expiration Date         Value

Written Options - (1.12%)
        (3,110) National Oilwell Varco Incorporated Call+                                  $ 45    05/20/2005          (1,135,150)
        (1,100) Philadelphia Stock Exchange Oil Service Sector Index Call                   130    06/17/2005          (1,452,000)
          (770) Philadelphia Stock Exchange Utility Sector Index Call+                      130    06/17/2005          (4,720,100)

Total Written Options (Cost $(7,919,867))                                                                               (7,307,250)
                                                                                                              --------------------


SCHEDULE OF INVESTMENTS -- March 31, 2005 (UNAUDITED)

STRONG TECHNOLOGY 100 FUND


Shares            Security Name                                                                                        Value
Common Stocks - 98.15%

Business Services - 45.84%
          44,000  Activision Incorporated+                                                                     $           651,200
           9,050  Adobe Systems Incorporated                                                                               607,888
          23,340  Altiris Incorporated+                                                                                    556,659
          91,260  Amdocs Limited+                                                                                        2,591,784
          50,250  AutoDesk Incorporated+                                                                                 1,495,440
          45,300  Cognizant Technology Solutions Corporation+                                                            2,092,860
          12,470  Cognos Incorporated+                                                                                     522,992
           1,368  Computer Associates International Incorporated                                                            37,073
           1,200  eBay Incorporated+                                                                                        44,712
          40,230  F5 Networks Incorporated+                                                                              2,031,213
          30,780  Google Incorporated+                                                                                   5,556,098
          22,500  Intuit Incorporated+                                                                                     984,825
          13,025  Juniper Networks Incorporated+                                                                           287,331
           3,720  Macromedia Incorporated+                                                                                 124,620
           2,000  McAfee Incorporated+                                                                                      45,120
          52,010  Mercury Interactive Corporation+                                                                       2,464,234
          44,350  Microsoft Corporation                                                                                  1,071,939
          51,623  Monster Worldwide Incorporated+                                                                        1,448,025
         113,420  NCR Corporation+                                                                                       3,826,791
           2,500  Netease.Com Incorporated ADR+                                                                            120,525
          39,160  Oracle Corporation+                                                                                      488,717
         214,030  Red Hat Incorporated+                                                                                  2,335,067
          11,080  SAP AG                                                                                                   444,086
          69,580  Shanda Interactive Entertainment Limited+                                                              2,101,316
           3,650  Sina Corporation+                                                                                        113,369
          26,530  Sun Microsystems Incorporated+                                                                           107,181
          47,150  Symantec Corporation+                                                                                  1,005,710
           2,960  Telvent Git SA+                                                                                           29,452
          82,640  TIBCO Software Incorporated+                                                                             615,668
         127,700  Verisign Incorporated+                                                                                 3,664,990
          11,930  Veritas Software Corporation+                                                                            277,015
         117,060  Yahoo! Incorporated+                                                                                   3,968,334

                                                                                                                        41,712,234
                                                                                                              --------------------

Chemicals & Allied Products - 3.84%
          26,103  Biogen IDEC Incorporated+                                                                                900,814
          11,300  Invitrogen Corporation+                                                                                  781,960
          48,800  Ivax Corporation+                                                                                        964,776
          14,760  Sepracor Incorporated+                                                                                   847,372

                                                                                                                         3,494,922
                                                                                                              --------------------

Communications - 3.08%
          72,460  Nextel Partners Incorporated Class A+                                                                  1,591,222
       1,037,000  Tencent Holdings Limited+                                                                                751,213
          14,600  XM Satellite Radio Holdings Incorporated+                                                                459,900

                                                                                                                         2,802,335
                                                                                                              --------------------

Electronic & Other Electrical Equipment & Components, Except Computer Equipment - 18.61%
          17,900  Cisco Systems Incorporated+                                                                              320,231
         152,840  Comverse Technology Incorporated+                                                                      3,854,625
          39,440  Cypress Semiconductor+                                                                                   496,944
          25,495  Intel Corporation                                                                                        592,249
         121,450  Marvell Technology Group Limited+                                                                      4,656,393
          28,440  Microchip Technology Incorporated                                                                        739,724
          43,615  Motorola Incorporated                                                                                    652,916
         111,640  National Semiconductor Corporation                                                                     2,300,900
             400  Nintendo Company Limited                                                                                  43,458
           1,260  QUALCOMM Incorporated                                                                                     46,179
           3,600  Samsung Electronics Company Limited GDR                                                      $           891,000
             100  Samsung Electronics GDR@                                                                                  24,717
          33,486  Scientific-Atlanta Incorporated                                                                          944,975
         115,820  Taiwan Semiconductor Manufacturing Company Limited ADR+                                                  982,154
           9,000  Tessera Technologies Incorporated+                                                                       389,070

                                                                                                                        16,935,535
                                                                                                              --------------------

Engineering, Accounting, Research Management & Related Services - 0.22%
          10,200  Greenfield Online Incorporated+                                                                          200,430
                                                                                                              --------------------

Holding & Other Investment Offices - 0.05%
           1,100  Softbank Corporation                                                                                      45,342
                                                                                                              --------------------

Industrial & Commercial Machinery & Computer Equipment - 12.06%
          91,090  Apple Computer Incorporated+                                                                           3,795,720
           9,330  Cooper Cameron Corporation+                                                                              533,769
          15,900  Dell Incorporated+                                                                                       610,878
          90,030  EMC Corporation+                                                                                       1,109,170
         118,270  Hewlett-Packard Company                                                                                2,594,844
           2,870  National-Oilwell Incorporated+                                                                           134,029
          83,290  Seagate Technology+                                                                                    1,628,319
           4,590  Smith International Incorporated                                                                         287,931
           6,500  Trend Micro Incorporated                                                                                 279,446

                                                                                                                        10,974,106
                                                                                                              --------------------

Insurance Carriers - 1.51%
          13,140  PacifiCare Health Systems Incorporated+                                                                  747,929
           5,000  WellPoint Incorporated+                                                                                  626,750

                                                                                                                         1,374,679
                                                                                                              --------------------

Measuring, Analyzing & Controlling Instruments: Photographic, Medical & Optical Goods - 3.51%
          50,200  Affymetrix Incorporated+                                                                               2,150,568
          12,400  Fisher Scientific International Incorporated+                                                            705,808
           4,500  Guidant Corporation                                                                                      332,550

                                                                                                                         3,188,926
                                                                                                              --------------------

Miscellaneous Manufacturing Industries - 1.50%
          40,410  Tyco International Limited                                                                             1,365,858
                                                                                                              --------------------

Motion Pictures - 0.99%
          16,240  Avid Technology Incorporated+                                                                            878,909
             600  Dreamworks Animation Skg Incorporated+                                                                    24,426

                                                                                                                           903,335
                                                                                                              --------------------

Oil & Gas Extraction - 2.93%
           7,890  Diamond Offshore Drilling Incorporated                                                                   393,711
          10,030  Halliburton Company                                                                                      433,798
           2,060  Nabors Industries Limited+                                                                               121,828
          12,530  Schlumberger Limited                                                                                     883,114
           8,620  Transocean Incorporated+                                                                                 443,585
           6,790  Weatherford International Limited+                                                                       393,413

                                                                                                                         2,669,449
                                                                                                              --------------------

Transportation Equipment - 1.27%
          11,400  United Technologies Corporation                                                                        1,158,924
                                                                                                              --------------------

Wholesale Trade-Durable Goods - 2.74%
          29,840  Johnson & Johnson                                                                                      2,004,055
           3,900  Nidec Corporation                                                                            $           485,545

                                                                                                                         2,489,600
                                                                                                              --------------------

Total Common Stocks (Cost $83,585,892)                                                                                  89,315,675
                                                                                                              --------------------
                                                                                                Strike Price/
Principal                                                                                      Expiration Date         Value

Options - 0.07%
             158  Red Hat Incorporated Call+                                                 $ 10   05/20/2005              20,935
             325  Red Hat Incorporated Call+                                                   10   04/15/2005              43,062

Total Options (Premiums Received $62,316)                                                                                   63,997
                                                                                                              --------------------

Shares            Security Name                                                                                        Value

Short-Term Investments - 2.22%*

Mutual Fund
       2,020,322  Wells Fargo Money Market Trust~                                                                        2,020,322
                                                                                                              --------------------

Total Short-Term Investments (Cost $2,020,322)                                                                           2,020,322
                                                                                                              --------------------

Total Investments in Securities
(Cost $85,668,530)                                       100.44%                                               $        91,399,994

Other Assets and Liabilities, Net                         (0.44)                                                          (397,815)
                                                       -------                                                --------------------

Total Net Assets                                         100.00%                                               $        91,002,179
                                                       -------                                                --------------------

+   Non-income earning securities.
~ This Strong Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee for such investments.
@ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4 (2) of the Securities Act of 1933, as amended.
* Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.

    Percentages are stated as a percent of net assets.

    Due to this fund's reorganization effective April 11, 2005 and as a result of a change in accounting service provider, industry classifications may not be consistent across all Strong equity funds.

    The schedule of investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

Principal       Description                                                                                            Value

Short Sales - (0.72%)
       (33,400) Technology Select Sector SPDR Fund+                                                            $          (653,304)

Total Short Sales (Cost $(647,164))                                                                                       (653,304)
                                                                                                              --------------------


SCHEDULE OF INVESTMENTS -- March 31, 2005 (UNAUDITED)

STRONG U.S. EMERGING GROWTH FUND


Shares            Security Name                                                                                        Value
Common Stocks - 98.03%

Amusement & Recreation Services - 0.77%
          14,320  WMS Industries Incorporated+                                                                 $           403,251
                                                                                                              --------------------

Apparel & Accessory Stores - 0.59%
           6,500  Childrens Place Retail Stores Incorporated+                                                              310,375
                                                                                                              --------------------

Automotive Repair, Services & Parking - 0.91%
          28,000  Wright Express Corporation+                                                                              478,800
                                                                                                              --------------------

Business Services - 26.53%
          17,500  Alliance Data Systems Corporation+                                                                       707,000
          25,900  Ariba Incorporated+                                                                                      200,984
         110,900  CNET Networks Incorporated+                                                                            1,046,896
           6,200  Cogent Incorporated+                                                                                     156,116
          48,793  Concur Technologies Incorporated+                                                                        396,199
          12,419  Efunds Corporation+                                                                                      277,192
           2,877  Fastclick Incorporated                                                                                    34,524
          27,735  Gevity HR Incorporated                                                                                   530,293
          13,656  Hudson Highland Group Incorporated+                                                                      233,381
         139,000  Hypercom Corporation+                                                                                    657,470
          28,380  InfoSpace Incorporated+                                                                                1,158,755
          42,590  Intersections Incorporated+                                                                              619,685
          14,825  iPayment Incorporated+                                                                                   625,615
         214,000  iVillage Incorporated+                                                                                 1,303,260
          14,600  Jamdat Mobile Incorporated+                                                                              251,704
          34,980  Labor Ready Incorporated+                                                                                652,377
             151  Niku Corporation+                                                                                          2,726
          63,535  Open Solutions Incorporated+                                                                           1,259,899
          82,345  Quest Software Incorporated+                                                                           1,139,655
          51,000  Sapient Corporation+                                                                                     374,595
          20,886  SI International Incorporated+                                                                           577,080
          21,400  TNS Incorporated+                                                                                        384,130
          19,380  Transaction Systems Architects Incorporated Class A+                                                     448,647
          26,500  Valueclick Incorporated+                                                                                 281,165
          12,100  WebEx Communications Incorporated+                                                                       261,239
          56,300  Webmethods Incorporated+                                                                                 308,524

                                                                                                                        13,889,111
                                                                                                              --------------------

Chemicals & Allied Products - 8.98%
          16,521  Andrx Corporation+                                                                                       374,531
          40,100  Encysive Pharmaceuticals Incorporated+                                                                   409,822
          20,000  Eyetech Pharmaceuticals Incorporated+                                                                    550,000
          22,000  First Horizon Pharmaceutical Corporation+                                                                371,360
          46,000  Inspire Pharmaceuticals Incorporated+                                                                    375,360
           5,685  Martek Biosciences Corporation+                                                                          330,810
          32,000  Medicines Company+                                                                                       725,120
          22,780  MGI Pharma Incorporated+                                                                                 575,651
          10,000  Neurocrine Biosciences Incorporated+                                                                     380,600
          15,900  Nitromed Incorporated+                                                                                   275,229
          15,000  Olin Corporation                                                                                         334,500

                                                                                                                         4,702,983
                                                                                                              --------------------

Communications - 4.71%
           9,320  j2 Global Communications Incorporated+                                                                   319,769
          13,304  Lodgenet Entertainment Corporation+                                                                      250,648
          12,700  NII Holdings Incorporated Class B+                                                                       730,250
         173,800  Ubiquitel Incorporated+                                                                                1,164,460

                                                                                                                         2,465,127
                                                                                                              --------------------

Construction Special Trade Contractors - 0.75%
          17,000  Dycom Industries Incorporated+                                                                           390,830
                                                                                                              --------------------

Depository Institutions - 1.91%
          15,000  Euronet Worldwide Incorporated+                                                                          428,250
          12,250  Fidelity Bankshares Incorporated                                                                         281,505
           9,000  First Republic Bank                                                                                      291,330

                                                                                                                         1,001,085
                                                                                                              --------------------

Educational Services - 1.61%
          19,680  Laureate Education Incorporated+                                                                         842,107
                                                                                                              --------------------

Electronic & Other Electrical Equipment & Components, Except Computer Equipment - 4.35%
          23,948  Hexel Corporation+                                                                                       371,434
          18,900  Mercury Computer Systems Incorporated+                                                                   521,262
          75,662  NMS Communications Corporation+                                                                          324,590
          55,000  Pixelworks Incorporated+                                                                                 448,250
           9,000  Rayovac Corporation+                                                                                     374,400
          33,866  Universal Display Corporation+                                                                           236,723

                                                                                                                         2,276,659
                                                                                                              --------------------

Engineering, Accounting, Research Management & Related Services - 7.05%
           5,942  Advisory Board Company+                                                                                  259,665
          12,245  Corporate Executive Board Company                                                                        783,068
          53,525  Navigant Consulting Incorporated+                                                                      1,457,486
          36,376  Resources Connection Incorporated+                                                                       761,350
          12,233  SFBC International Incorporated+                                                                         431,091

                                                                                                                         3,692,660
                                                                                                              --------------------

Health Services - 3.25%
           7,390  Covance Incorporated+                                                                                    351,838
          18,000  Kindred Healthcare Incorporated+                                                                         631,800
          12,000  Matria Healthcare Incorporated+                                                                          368,520
          25,000  Nektar Therapeutics+                                                                                     348,500

                                                                                                                         1,700,658
                                                                                                              --------------------

Home Furniture, Furnishings & Equipment Stores - 0.63%
          15,000  Gamestop Corporation Class A+                                                                            332,400
                                                                                                              --------------------

Hotels, Rooming Houses, Camps & Other Lodge Places - 2.55%
          20,000  Gaylord Entertainment Company+                                                                           808,000
           7,807  Station Casinos Incorporated                                                                             527,363

                                                                                                                         1,335,363
                                                                                                              --------------------

Industrial & Commercial Machinery & Computer Equipment - 4.32%
          16,050  Actuant Corporation Class A+                                                                             720,966
          12,858  Engineered Support Systems Incorporated                                                                  688,160
          14,000  Gardner Denver Incorporated+                                                                             553,140
          13,800  JLG Industries Incorporated                                                                              297,390

                                                                                                                         2,259,656
                                                                                                              --------------------

Insurance Carriers - 1.08%
          18,600  WellCare Health Plans Incorporated+                                                                      566,556
                                                                                                              --------------------

Measuring, Analyzing & Controlling Instruments: Photographic, Medical & Optical Goods - 5.83%
          32,000  Advanced Medical Optics Incorporated+                                                                  1,158,720
          23,573  DJ Orthopedics Incorporated+                                                                             590,504
          10,600  Kyphon Incorporated+                                                                                     266,802
          30,000  PerkinElmer Incorporated                                                                                 618,900
          21,800  Photon Dynamics Incorporated+                                                                            415,508

                                                                                                                         3,050,434
                                                                                                              --------------------

Miscellaneous Manufacturing Industries - 1.60%
          66,200  Identix Incorporated+                                                                                    334,310
          17,415  Shuffle Master Incorporated+                                                                             504,338

                                                                                                                           838,648
                                                                                                              --------------------

Miscellaneous Retail - 4.78%
          93,795  Marvel Enterprises Incorporated+                                                                       1,875,900
          24,900  Priceline.com Incorporated+                                                                              627,480

                                                                                                                         2,503,380
                                                                                                              --------------------

Motion Pictures - 0.93%
          44,200  Lions Gate Entertainment Corporation+                                                                    488,410
                                                                                                              --------------------

Non-Depository Credit Institutions - 1.44%
           9,900  Accredited Home Lenders Holding Company+                                                                 358,677
         148,449  E-Loan Incorporated+                                                                                     393,390

                                                                                                                           752,067
                                                                                                              --------------------

Personal Services - 0.11%
           2,639  First Advantage Corporation+                                                                              55,419
                                                                                                              --------------------

Petroleum Refining & Related Industries - 0.36%
           5,700  Headwaters Incorporated+                                                                                 187,074
                                                                                                              --------------------

Railroad Transportation - 1.00%
          20,200  Genesee & Wyoming Incorporated+                                                                          523,382
                                                                                                              --------------------

Real Estate - 3.62%
          54,100  CB Richard Ellis Group Incorporated+                                                                   1,892,959
                                                                                                              --------------------

Transportation Equipment - 1.63%
           6,700  Oshkosh Truck Corporation                                                                                549,333
          19,500  Rush Enterprises Incorporated+                                                                           305,760

                                                                                                                           855,093
                                                                                                              --------------------

Transportation Services - 0.95%
           7,900  Hub Group Incorporated Class A+                                                                          495,093
                                                                                                              --------------------

Wholesale Trade Non-Durable Goods - 0.87%
          19,144  Airgas Incorporated                                                                                      457,350
                                                                                                              --------------------

Wholesale Trade-Durable Goods - 4.92%
          20,300  Bluelinx Holdings Incorporated                                                                           274,253
          35,248  Hughes Supply Incorporated                                                                             1,048,628
           5,734  Nuco2 Incorporated+                                                                                      150,804
          53,900  PSS World Medical Incorporated+                                                                          612,843
          23,134  West Marine Incorporated+                                                                                491,829

                                                                                                                         2,578,357
                                                                                                              --------------------

Total Common Stocks (Cost $52,594,318)                                                                                  51,325,287
                                                                                                              --------------------

Short-Term Investments - 1.22%*

Mutual Fund
         638,525  Wells Fargo Money Market Trust~                                                                          638,525
                                                                                                              --------------------

Total Short-Term Investments (Cost $638,525)                                                                               638,525
                                                                                                              --------------------

Total Investments in Securities
(Cost $53,232,843)                                        99.25%                                               $        51,963,812

Other Assets and Liabilities, Net                          0.75                                                            394,203
                                                       -------                                                --------------------

Total Net Assets                                         100.00%                                               $        52,358,015
                                                       -------                                                --------------------

+   Non-income earning securities.
~ This Strong Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee for such investments.
* Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.

    Percentages are stated as a percent of net assets.

    Due to this fund's reorganization effective April 11, 2005 and as a result of a change in accounting service provider, industry classifications may not be consistent across all Strong equity funds.

    The schedule of investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

Strong Value Fund
March 31, 2005 (Unaudited)
                                                                        Shares or
                                                                        Principal
                                                                          Amount                    Value
---------------------------------------------------------------------------------------------------------------------
Common Stocks 95.8%
Banks - Money Center 11.8%
Bank of America Corporation                                                        32,000            $     1,411,200
The Bank of New York Company, Inc.                                                 58,000                  1,684,900
Citigroup, Inc.                                                                    40,341                  1,812,925
J.P. Morgan Chase & Company                                                        40,500                  1,401,300
                                                                                         ----------------------------

                                                                                                           6,310,325
Banks - Super Regional 0.4%
Fifth Third Bancorp                                                                 5,000                    214,900

Commercial Services - Advertising 2.3%
The Interpublic Group of Companies, Inc. (b)                                       99,700                  1,224,316

Computer Software - Desktop 3.3%
Microsoft Corporation                                                              74,000                  1,788,580

Cosmetics - Personal Care 2.0%
Colgate Palmolive Company                                                          12,167                    634,752
The Procter & Gamble Company                                                        8,000                    424,000
                                                                                         ----------------------------

                                                                                                           1,058,752
Diversified Operations 4.7%
General Electric Company                                                           70,000                  2,524,200

Electrical - Equipment 3.5%
American Power Conversion Corporation                                              72,000                  1,879,920

Electronics - Miscellaneous Components 4.9%
Symbol Technologies, Inc.                                                          80,000                  1,159,200
Vishay Intertechnology, Inc. (b)                                                  116,000                  1,441,880
                                                                                         ----------------------------

                                                                                                           2,601,080
Electronics - Semiconductor Manufacturing 6.8%
Intel Corporation                                                                  82,000                  1,904,860
Novellus Systems, Inc. (b)                                                         66,000                  1,764,180
                                                                                         ----------------------------

                                                                                                           3,669,040
Finance - Index Tracking Fund 3.8%
iShares Trust Russell 1000 Value Index Fund                                         6,000                    395,100
iShares Trust Russell 3000 Value Index Fund                                         5,400                    462,294
Standard & Poors Depositary Receipt Trust Unit Series 1                            10,000                  1,180,000
                                                                                         ----------------------------

                                                                                                           2,037,394
Finance - Investment Brokers 5.6%
Merrill Lynch & Company, Inc.                                                      18,000                  1,018,800
Morgan Stanley                                                                     35,000                  2,003,750
                                                                                         ----------------------------

                                                                                                           3,022,550
Finance - Mortgage & Related Services 1.0%
FHLMC                                                                               4,000                    252,800
FNMA                                                                                5,000                    272,250
                                                                                         ----------------------------

                                                                                                             525,050
Financial Services - Miscellaneous 2.3%
American Express Company                                                           24,200                  1,243,154

Food - Miscellaneous Preparation 1.9%
General Mills, Inc.                                                                20,900                  1,027,235

Insurance - Diversified 3.1%
American International Group, Inc.                                                 30,000                  1,662,300

Media - Cable TV 3.2%
Comcast Corporation Class A (Non-Voting) (b)                                       52,000                  1,736,800

Media - Diversified 0.8%
Time Warner, Inc. (b)                                                              25,000                    438,750

Media - Radio/TV 3.4%
Liberty Media Corporation Class A (b)                                              60,000                    622,200
Viacom, Inc. Class B                                                               35,000                  1,219,050
                                                                                         ----------------------------

                                                                                                           1,841,250
Medical - Biomedical/Biotechnology 3.5%
Medimmune, Inc. (b)                                                                77,700                  1,850,037

Medical - Ethical Drugs 7.4%
Merck & Company, Inc.                                                              42,100                  1,362,777
Pfizer, Inc.                                                                       73,000                  1,917,710
Wyeth                                                                              16,000                    674,880
                                                                                         ----------------------------

                                                                                                           3,955,367
Medical - Products 1.6%
Baxter International, Inc.                                                          6,900                    234,462
Boston Scientific Corporation (b)                                                  22,000                    644,380
                                                                                         ----------------------------

                                                                                                             878,842
Oil & Gas - Field Services 1.3%
Tidewater, Inc.                                                                    18,600                    722,796

Oil & Gas - International Integrated 4.1%
Exxon Mobil Corporation                                                            20,000                  1,192,000
Royal Dutch Petroleum Company - New York Shares                                    16,500                    990,660
                                                                                         ----------------------------

                                                                                                           2,182,660
Retail - Clothing/Shoes 4.8%
The Gap, Inc.                                                                      83,000                  1,812,720
Ross Stores, Inc.                                                                  26,900                    783,866
                                                                                         ----------------------------

                                                                                                           2,596,586
Retail - Drug Stores 2.3%
CVS Corporation                                                                    23,000                  1,210,260

Retail - Major Discount Chains 2.4%
Wal-Mart Stores, Inc.                                                              26,000                  1,302,860

Telecommunications - Equipment 0.6%
Lucent Technologies, Inc. (b)                                                     110,000                    302,500

Telecommunications - Wireless Equipment 3.0%
Nokia Corporation Sponsored ADR                                                   103,500                  1,597,005
---------------------------------------------------------------------------------------------------------------------
Total Common Stocks (Cost $50,343,733)                                                                    51,404,509
---------------------------------------------------------------------------------------------------------------------
Short-Term Investments (a) 2.6%
Repurchase Agreements
State Street Bank (Dated 3/31/05), 0.85%, Due 4/01/05
(Repurchase proceeds $1,413,933); Collateralized by: United
States Government & Agency Issues                                          $    1,413,900                  1,413,900
---------------------------------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $1,413,900)                                                             1,413,900
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $51,757,633) 98.4%                                                  52,818,409
Other Assets and Liabilities, Net 1.6%                                                                       847,443
---------------------------------------------------------------------------------------------------------------------
Net Assets 100.0%                                                                               $         53,665,852
=====================================================================================================================


LEGEND
------------------------------------------------------------------------------
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b) Non-income producing security.

Percentages are stated as a percent of net assets.

Due to this fund's reorganization effective April 11, 2005 and as a result of a change in accounting service provider, industry classifications may not be consistent across all Strong equity funds.

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.


Item 2.  Controls and Procedures

(a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant's management, including the principal executive officer and treasurer, regarding the effectiveness of the registrant's disclosure controls and procedures. Based on that evaluation, it was determined that such disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant in the reports it files or submits on Form N-Q (1) is accumulated and communicated to the Registrant's management, including its principal executive officer and treasurer, to allow timely decisions regarding required disclosure, and
         (2) is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.
(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.


SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Strong Equity Funds, Inc., on behalf of Strong Advisor Large Company Core Fund, Strong Advisor Mid Cap Growth Fund, Strong Advisor Small Cap Value Fund, Strong Advisor Utilities and Energy Fund, Strong Dow 30 Value Fund, Strong Enterprise Fund, Strong Growth Fund, Strong Growth 20 Fund, Strong Index 500 Fund, Strong Large Cap Core Fund, Strong Large Company Growth Fund, Strong Mid Cap Disciplined Fund, Strong Technology 100 Fund, Strong U.S. Emerging Growth Fund and Strong Value Fund


By:      /s/ Dana J. Russart
         --------------------------
         Dana J. Russart, Principal Executive Officer

Date:    May 13, 2005


By:      /s/ John W. Widmer
         -----------------------------
         John W. Widmer, Treasurer (Principal Financial Officer) and Secretary

Date:    May 13, 2005